FSMT 2019-1INV Exception Report
Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
FSMT001	18cc0040-b438-40d7-9fe0-f8e0c6472690	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		10/31/18: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum AUS did not require reserves, loan qualififed with 28.8 months reserves FICO is higher than guideline minimum Client overlay allows for a minimum FICO of 680, loan qualified with a FICO of 780 CLTV is lower than guideline maximum Client overlay allows for a maximum CLTV of 80%, loan qualified with a CLTV of 75%

FSMT001	d0160906-80df-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License information for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		11/7/2018- PCCD and LOX dated XX/XX/XXXX with completed contact information section provided. This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum AUS did not require reserves, loan qualififed with 28.8 months reserves FICO is higher than guideline minimum Client overlay allows for a minimum FICO of 680, loan qualified with a FICO of 780 CLTV is lower than guideline maximum Client overlay allows for a maximum CLTV of 80%, loan qualified with a CLTV of 75%

FSMT003	7a2f7a2c-5dda-4f34-858e-33606db72f33	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		03/07/2018: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum AUS required 6 months reserves, loan qualified with 77 months reserves. DTI is lower than guideline maximum Client overlay allows a maximum DTI of 45%, loan qualified with a DTI of 37.04% FICO is higher than guideline minimum Client overlay allows a minmum FICO of 680, loan qualified with a FICO of 759

FSMT00323	f4ea3c57-9766-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Tape Discrepancy	A HMDA Data Discrepancy has been identified for Property Street Address. Audit XXXX XXXX XXXXXX XXXX XX XXXXX X-X vs Data Tape XXXX XXXXXX XXXX XX.		04/29/19: Lender agrees with audit that the address is XXXX XXXX XXXXXX XXXX XX XXXXX X-X. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.53% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Years Self Employed Borrower 40 years self-employed.

FSMT00323	52e20a8d-5768-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report returned with "indeterminate" for value. Lender to order a field review to support value.		05/23/2019: A Field Review was pulled and is within 10% of the origination appraisal value. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.53% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Years Self Employed Borrower 40 years self-employed.

FSMT00242	38f2a09f-9510-4042-b3ef-093fff03db8f	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		06/01/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 36.00% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 778 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit verifies 99 months payment history with no late payments reported

FSMT00242	1f67ee3f-44c9-408b-afb7-165c515bb961	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $ XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

06/11/19: Lender provided the corrected CD, LOE, copy of refund and evidence of delivery to the borrower. Loan will be graded a B.06/06/19: The COC provided is not a valid change in circumstance. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 36.00% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 778 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit verifies 99 months payment history with no late payments reported

FSMT00204	34ca5195-1b83-4ae7-9871-534e8d063ecc	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		06/02/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.40 months reserves DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 43.14% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 753

FSMT00143	bfec4f52-d469-4a5a-a918-21cd8843632f	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
06/03/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 21.90 months reserves DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 41.55% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit verifies 99 months payment history with no late payments reported

FSMT00224	29190474-b6e0-4311-be32-f9b3497a0749	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		06/03/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 8.23 months’ reserves, loan qualified with 176.40 months’ reserves  Years in Field Borrower has 20 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,543.43 in disposable income

FSMT00166	15950748-65f2-4e41-bd22-2cf5b73e725f	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		06/02/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 19.50 months’ reserves  Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,015.90 in disposable income

FSMT006	adfed96f-cd66-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	HMDA Data required to complete the HMDA Data Review not provided. Lender to provide HMDA Data.		HMDA data provided condition cleared.
Reserves are higher than guideline minimum  UW Guides require 2  months reserves, loan qualified with 46 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 33.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704

FSMT00266	72b15d85-f286-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for co-borrower. Additionally, the loan file contained no verification of the borrower’s business

06/18/19: Lender provided the VVOE dated post close. The 10-day PCV must be dated no more than 10 Business Days prior to the Note Date or after the Note Date but prior to the Delivery Date. Condition cleared. 06/10/19: Lender provided the verification of employment for the borrower. An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for co-borrower. Condition maintained.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 319.30 months reserves DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 42.17% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 736

FSMT00266	115f4b77-f186-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of employment for both borrowers per AUS instructions.
06/18/19: Lender provided the VVOE dated post close. The 10-day PCV must be dated no more than 10 Business Days prior to the Note Date or after the Note Date but prior to the Delivery Date. Condition cleared. 06/10/19: Lender provided the verification of employment for the borrower. An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for co-borrower. Condition maintained.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 319.30 months reserves DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 42.17% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 736

FSMT0073	e5023b7d-3b73-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 46.51%

FSMT0074	ddc08cbb-8975-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 11 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.20 months reserves. Years on Job Borrower has 5.3 years on job.

FSMT0074	2b02c9d9-7b89-4053-9a45-5cec8f8c4759	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance. The LE reflects Points of $X,XXX with no resulting COC for any subsequent disclosures. Final CD reflects Points of $X,XXX.XX for a variance/refund required of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

05/16/19: Lender provided the valid change in circumstances and corresponding CD's showing the discount points increased to $X,XXX.XX on XX/XX/XXXX,  $X,XXX.XX on XX/XX/XXXX, and decreased to $X,XXX.XX on XX/XX/XXXX. Condition cleared.

FICO is higher than guideline minimum UW Guides require a FICO score 11 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.20 months reserves. Years on Job Borrower has 5.3 years on job.

FSMT0074	716389fb-5ef9-465e-b3d5-eb8b5301325d	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects reflect Title-Endorsement of $XX and Title-Notary of $X.XX with no resulting CoC for any subsequent disclosures. The final CD reflect Title-Endorsement of $XXX.XX and Title-Notary of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

05/16/19: Lender provided the valid COC for the CD dated XX/XX/XXXX. Information Obtained after last LE.  $XXX.XX Fee Decrease for the appraisal,$XXX.XX Title insurance, $XXX.XX Title Notary, $XXX.XX Title Endorsement, $XXX.XX State Tax Stamps,$XXX.XX Intangible Tax. Condition cleared.

FICO is higher than guideline minimum UW Guides require a FICO score 11 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.20 months reserves. Years on Job Borrower has 5.3 years on job.

FSMT0074	837347af-8d75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		05/14/2019: This finding is deemed non-material under SFIG and rated a “B”
FICO is higher than guideline minimum UW Guides require a FICO score 11 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.20 months reserves. Years on Job Borrower has 5.3 years on job.

FSMT0059	8f5edb94-1886-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The final LE reflects an Appraisal fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal total Fee $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/06/19: Lender provided the change in circumstance for the increase in the appraisal fee. Appraisal Fee Increase due to order a 1004D. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 65.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.22% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696

FSMT00214	ba24281a-beac-42c4-818e-0b5967abeb16	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX. The lender included the principal and interest in the estimated taxes, insurance and assessment section. Provide re-disclosed CD and letter of explanation.
06/07/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 4.6 months reserves

FSMT00138	f6fb4761-8f75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Description: HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 54.55%. Years on Job Borrower has 11.9 years on job

FSMT00138	7aff8c34-564a-41a0-b6f3-6d58800557b2	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/14/2019: This finding is deemed non-material with a final grade of a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 54.55%. Years on Job Borrower has 11.9 years on job

FSMT00138	0f8412dd-c00c-4c85-b3f3-727aece7acc7	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/14/2019: This finding is deemed non-material with a final grade of a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 54.55%. Years on Job Borrower has 11.9 years on job

FSMT00113	eb86dfb6-a775-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60.89%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 18 months’ payment history with no late payments reported.

FSMT00113	4201a8fe-6727-4171-a9ad-412123e3fca6	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/14/2019: This finding is deemed non-material with a final grade of a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60.89%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 18 months’ payment history with no late payments reported.

FSMT00113	1bb80422-a875-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The HOA Certification Fee in section B of the final Closing Disclosure is missing the name of the actual service provider or paid by the lender “XXX” 3rd party.		05/14/2019: This finding is deemed non-material with a final grade of a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60.89%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 18 months’ payment history with no late payments reported.

FSMT00228	daca46e1-728b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		06/18/2019: A title report for the subject has been provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.10% Reserves are higher than guideline minimum UW Guides require 13.32 months reserves, loan qualified with 17.20 months reserves

FSMT00228	9dbdcf59-738b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		06/10/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.10% Reserves are higher than guideline minimum UW Guides require 13.32 months reserves, loan qualified with 17.20 months reserves

FSMT00228	63bba720-273b-4aa1-a8f2-7b3ede7c21f1	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.		06/10/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.10% Reserves are higher than guideline minimum UW Guides require 13.32 months reserves, loan qualified with 17.20 months reserves

FSMT0047	6c586b5a-a775-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.34%. FICO is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5,436 in disposable income. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.30%.

FSMT0047	03dfc007-b325-49a1-98dd-db29dc6f7f84	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/14/2019: This finding is deemed non-material with a final grade of a “B”
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.34%. FICO is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5,436 in disposable income. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.30%.

FSMT00248	e7723f7f-6789-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		This finding is deemed non-material and rated a B.
General Comp Factor 1 AUS Guides require 0  months reserves, loan qualified with 6.50 months reserves General Comp Factor 1 AUS Guides require $0.00 in disposable income, loan qualified with $4,505.45 in disposable income

FSMT0034	4010478a-9e9f-4dbc-8842-0920ecfe93e5	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		5/31/2019: This finding is deemed non-material with a final grade of a “B”.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $1,666.68 in disposable income   Full Documentation Loan is a Full Documentation loan. Years on Job Borrower has 17 years on the job

FSMT00301	b99d320e-3898-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 16 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00265	92ef7ed9-af88-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history and verification of monthly payment not provided on credit report. VOM require to verify.		06/17/2019- Mortgage payment history on first and second mortgage provided. No 60 day lates per AUS condition 11. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.61 FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 687

FSMT00265	de5a16af-07fa-43f4-a46f-76e8ddc5160e	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to failure to verify housing history.		06/17/2019- Mortgage payment history on first and second mortgage provided. No 60 day lates per AUS condition 11. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  6.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.61 FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 687

FSMT00176	b5119e5c-7e94-44b1-b679-74e51ed8bc8b	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		06/03/2019: This finding is deemed non-material with a final grade of a “B”
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months’ payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $2,016.29 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

FSMT0093	c18b16ef-a675-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 58.51%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months’ payment history with no late payments reported. Years on Job Borrower has 5.8 years on job.

FSMT0093	411ec2f1-e6f2-45d5-8817-4de2b166c251	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/14/2019: This finding is deemed non-material with a final grade of a “B”
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 58.51%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months’ payment history with no late payments reported. Years on Job Borrower has 5.8 years on job.

FSMT00254	6feb2b67-6f89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		06/18/2019: The title report has been received. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 143 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,643.02 in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 83 months payment history with no late payments reported

FSMT00370	7acaed8e-63c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728 Years in Field Borrower has 6.4 years in Field

FSMT00334	0a4ffdb7-75c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.88% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.49%

FSMT00376	bf03cf4c-7ab8-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.74%. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.07%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,600 in disposable income.

FSMT00503	153c8645-8dbb-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 16 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 Reserves are higher than guideline minimum UW guides require 6  months reserves, loan qualifed with 260 months reserves

FSMT00335	c07bc67f-e5bb-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 13 months reserves, loan qualified with  20.60 months reserves  Years in Field Borrower has 15 years in field  Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $2,308 in disposable income

FSMT00442	530dbb13-8db4-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 53 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Years in Field Borrower has 25 years in field

FSMT00427	5a4f13ed-91c2-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of  752 Years in Field Borrower has 20 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12months;credit report  verifies 42 months payment history with no late payments reported

FSMT00387	7f6342fa-8eb4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A legible credit report for both borrowers was not provided.		08/08/2019- Credit report provided. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,243.04 in disposable income   Current Rate is lower than previous rate Refinance reduces rate from 6.125% to 4.750% Years in Field Borrower has 27 years in Field

FSMT00387	d2f697b2-90b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,243.04 in disposable income   Current Rate is lower than previous rate Refinance reduces rate from 6.125% to 4.750% Years in Field Borrower has 27 years in Field

FSMT00347	a96352ad-6ebf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 22 years Years Self Employed Borrower self employed for 16 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

FSMT00482	cad60f45-57c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 67.7 months’ reserves

FSMT00459	002892a8-43b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 11.50 months  Years on Job Borrower has 25 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,725.46 in disposable income

FSMT00459	508baa73-41b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the Initial Closing Disclosure dated XX/XX/XXXX reflected on the E Disclosure tracking history. Additional conditions may apply.		08/08/2019- Initial CD dated XX/XX/XXXX provided. Conditions cleared.
Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 11.50 months  Years on Job Borrower has 25 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,725.46 in disposable income

FSMT00459	2ffd6ef6-bcb3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing corresponding Loan Estimates for COC's dated XX/XX/XXXX and XX/XX/XXXX. Additional conditions may apply.		08/08/2019- LE's provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 7.68 months reserves, loan qualified with 11.50 months  Years on Job Borrower has 25 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,725.46 in disposable income

FSMT00478	a23f6bfd-b0be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51% Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum UW Guides require 8.74  months reserves, loan qualified with  57.10  months reserves

FSMT00401	4a11be36-57c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3,529.34 in disposable income   Reserves are higher than guideline minimum UW Guides require 3.18 months reserves, loan qualified with 84.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported

FSMT00448	1838c469-3fb5-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a DTI of 50.01%. Due to the improper calculation of debts, the actual DTI is 50.08%. Unable to determine source of discrepancy due to debts are not itemized on the AUS.		08/09/2019- Audit review DTI agrees with rounded LP AUS DTI. Condition cleared.
Years in Field Borrower has 20 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75 % FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732

FSMT00448	b18596f1-3fb5-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 20 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75 % FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732

FSMT00448	559d604c-40b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI		08/09/2019- Audit review DTI agrees with rounded LP AUS DTI. Condition cleared.
Years in Field Borrower has 20 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75 % FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732

FSMT00451	68e8c5c8-76bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.80% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,590.34 in disposable income.

FSMT00344	88d4db01-65c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation
Per the 1008 in file, the REO properties listed on the final 1003 are simultaneous refinances. Missing the closing disclosures and evidence of taxes and insurance for all REO properties listed on the final 1003.
08/23/2019-Lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI on REO’s. Condition cleared.
DTI is lower than guideline maximum Guidelinmes require 45% loan qualified with 15.75% FICO is higher than guideline minimum Guides require FICO of 68, loan qualified with FICO of 791 Reserves are higher than guideline minimum Guideline requires 6 months loan qualified with 71.20

FSMT00344	a1f6cda6-ecc2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum Guidelinmes require 45% loan qualified with 15.75% FICO is higher than guideline minimum Guides require FICO of 68, loan qualified with FICO of 791 Reserves are higher than guideline minimum Guideline requires 6 months loan qualified with 71.20

FSMT00344	402c5810-a0da-4b07-986a-1253e0254996	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/20/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum Guidelinmes require 45% loan qualified with 15.75% FICO is higher than guideline minimum Guides require FICO of 68, loan qualified with FICO of 791 Reserves are higher than guideline minimum Guideline requires 6 months loan qualified with 71.20

FSMT00344	9cf50ce9-64c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of PITI for all REO properties listed on the final 1003.		08/23/2019-Lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI on REO’s. Condition cleared.
DTI is lower than guideline maximum Guidelinmes require 45% loan qualified with 15.75% FICO is higher than guideline minimum Guides require FICO of 68, loan qualified with FICO of 791 Reserves are higher than guideline minimum Guideline requires 6 months loan qualified with 71.20

FSMT00344	5a032b0c-38a9-4797-ac0d-b0825a8a04e3	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		08/20/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum Guidelinmes require 45% loan qualified with 15.75% FICO is higher than guideline minimum Guides require FICO of 68, loan qualified with FICO of 791 Reserves are higher than guideline minimum Guideline requires 6 months loan qualified with 71.20

FSMT00444	e4aac4cf-5ec3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Evidence of Principal and Interest payments for property #1, #2, #3, #4 and #6 on the final application not provided.
08/23/2019-REO#1 lender provided property detail report reflecting RE taxes. Mortgage statement page 413 has P&I. Based on monthly RE taxes on detail report the escrowed amount covers T&I. REO#2 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI. REO#3 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI. REO#4 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI. REO#6 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI.

FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 791. DTI is lower than guideline maximum UW guides require max 43% DTI, loan qualified with DTI of 14.35%. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 49%.

FSMT00444	aa9d7cb4-5ec3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #1, #2, #3, #4, and #6 on the final application not provided.
08/23/2019-REO#1 lender provided property detail report reflecting RE taxes. Mortgage statement page 413 has P&I. Based on monthly RE taxes on detail report the escrowed amount covers T&I. REO#2 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI. REO#3 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI. REO#4 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI. REO#6 lender provided simultaneous closing CD, first payment letter, taxes and insurance reflecting PITI.

FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 791. DTI is lower than guideline maximum UW guides require max 43% DTI, loan qualified with DTI of 14.35%. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 49%.

FSMT00444	b0c72b6a-60c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of insurance for property #1 list on the final application. (Statement reflects escrows but does not specify if taxes and insurance are both escrowed.)
08/23/2019- Mortgage statement page 413 reflects escrows. Lender provided property detail report reflects RE taxes. Based on RE monthly taxes the escrowed on PITI statement covers T&I. Condition cleared.

FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 791. DTI is lower than guideline maximum UW guides require max 43% DTI, loan qualified with DTI of 14.35%. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 49%.

FSMT00444	3c7028a6-5ec3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 791. DTI is lower than guideline maximum UW guides require max 43% DTI, loan qualified with DTI of 14.35%. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 49%.

FSMT00444	9cf0bf00-2de3-4dfe-9aeb-6c84188e15f8	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		08/20/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 791. DTI is lower than guideline maximum UW guides require max 43% DTI, loan qualified with DTI of 14.35%. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 49%.

FSMT00444	c7c13034-0378-4c56-8eb9-061ac559172d	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Lender is missing. Provide re-disclosed CD and letter of explanation.		08/20/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW guides require min FICO of 680, loan qualified with FICO of 791. DTI is lower than guideline maximum UW guides require max 43% DTI, loan qualified with DTI of 14.35%. CLTV is lower than guideline maximum UW guides require max CLTV of 80%, loan qualified with CLTV of 49%.

FSMT00437	ecacdfb0-68bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require 580 FICO, loan qualified with 805 FICO Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.70 months reserves  DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.18% DTI

FSMT00213	46d44720-b28b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require verification of payment history for the other rental property disclosed on the application. The payment history was not provided.		06/12/19: Rental concurrent purchase w/loan XXXX-sale price $XXX,XXX as noted on the 1008 delivered with file. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9.71 months reserves, loan qualified with 56.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.62% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

FSMT00213	9f4f59db-ddab-4803-80b1-5a826069f7e7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for TQM due to missing VOM for the rental property disclosed on the application.		06/12/19: Rental concurrent purchase w/loan XXXX-sale price $XXX,XXX as noted on the 1008 delivered with file. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9.71 months reserves, loan qualified with 56.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.62% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

FSMT005	bfe7f0ae-ca66-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	(Added XX/XX/XXXX) HMDA Data required to complete the HMDA Data Review not provided. Lender to provide HMDA Data.		HMDA data provided condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.22%. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 38.93%. Years Self Employed Borrower has 20 years self employed.

FSMT0017	eba9923c-907d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a DTI of 40.27%. Due to the improper calculation of debts, the actual DTI was 57.85%. The AUS report required documentation to support the omission of the existing 2 liens on the borrower's prior residence.  The loan file did not contain any such documentation.

06/05/19: Lender provided the signed settlement statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. Years in Field Borrower has 11 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,398.98 in disposable income.

FSMT0017	5916b18a-917d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less earnest money/cash to close of $XXX,XXX.XX results in $XX,XXX.XX shortage of funds to close.
06/05/19: Lender provided the signed settlement statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. Years in Field Borrower has 11 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,398.98 in disposable income.

FSMT0017	433fcbe2-917d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves
0 mos. < 10.71 mos. required, per lender.  Assets verified  of $XXX,XXX.XX, minus earnest money/cash to close of $XXX,XXX.XX = $0 for reserves which is not sufficient for the subject and additional financed properties.

06/05/19: Lender provided the signed settlement statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. Years in Field Borrower has 11 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,398.98 in disposable income.

FSMT0017	2e4fa959-917d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.

06/05/19: Lender provided the signed settlement statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition cleared. 06/04/19: Lender provided the settlement statement, however, it is not signed or certified by the title company. Condition maintained.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. Years in Field Borrower has 11 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,398.98 in disposable income.

FSMT0017	c75c165e-8e7d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of sale of previous property
06/05/19: Lender provided the signed settlement statement verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported. Years in Field Borrower has 11 years in Field. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,398.98 in disposable income.

FSMT00108	cb1fb023-0278-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		05/25/2019- Title provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00108	354e9811-5681-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	(Added XX/XX/XXXX) AUS condition #16 requires payment history verification for Mortgage payment $X,XXX.XX Loan Balance $X,XXX,XXX.XX associated with primary residence.		05/30/19: Lender provided the payment history. The borrower purchased the property XX/XX and refinanced XX/XX. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00108	e344befc-0078-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00108	9cc63b0e-0178-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results.		05/28/2019-AUS provided condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00108	72727b77-21c0-404e-b70a-82fc7fb5cab5	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/17/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00108	e4ba8183-ec78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		05/17/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00108	c7f502db-ef77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	Appraisal not provided	An Appraisal for the subject property was not provided.		05/25/2019- Appraisal provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years Self Employed Borrower has been self employed for 25 years Reserves are higher than guideline minimum UW Guides require 1 month reserves, loan qualified with 64.6 months reserves

FSMT00183	6705e49b-8c89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE dated 0XX/XX/XXXX reflects a lender credit in the amount of $XX.XX. The lender credit decreased to $X.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/18/2019- Lender issued a interim CD on XX/XX/XXXX with COC documenting a re lock. Re locking a loan is bona fide reason for lender credits to change. Condition rescinded.
Years in Field Borrower has 20 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,229.24 in disposable income   Total Monthly Payments are lower with debt consolidation Total monthly payments are lower with debt consolidation (cash out refi)

FSMT0038	8cbb5562-8775-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.931% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 58.10 months reserves

FSMT00241	2488cc91-7d8b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/10/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731

FSMT00179	d03ffac5-a08b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental properties #7 and #8 located on final application		06/19/2019-Appraisal market rents on non subject REO provided. Properties were recent acquisitions. Fannie selling guide allows use market rents. Condition cleared.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 781

FSMT00179	10c29aa3-a18b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not met criteria for Temporary Qualified Mortgage due missing lease agreement for properties #7 and #8 located on final application		06/19/2019-Appraisal market rents on non subject REO provided. Properties were recent acquisitions. Fannie selling guide allows use market rents. Condition cleared.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 781

FSMT00129	8e7de734-1e78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28% Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 87.40 months reserves

FSMT0026	f2d6de28-0f78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	All pages of the title were not provided.		05/30/19: Lender provided the complete title for the subject property. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.55%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785. General Comp Factor 1 UW Guides require $0.00 in disposable income, loan qualified with $11,448.86 in disposable income.

FSMT0026	ac35301a-0f78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.55%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785. General Comp Factor 1 UW Guides require $0.00 in disposable income, loan qualified with $11,448.86 in disposable income.

FSMT0045	5a9b1234-0174-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		05/16/19: Lender provided the hazard insurance declaration for the subject property. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $5,831 in disposable income   Reserves are higher than guideline minimum UW Guides require 7.05 months reserves, loan qualified with 17.90 months reserves

FSMT0045	bd4ea31f-9f75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received.		HMDA Data received condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $5,831 in disposable income   Reserves are higher than guideline minimum UW Guides require 7.05 months reserves, loan qualified with 17.90 months reserves

FSMT0045	04e8014e-65fa-42e3-b347-3454dd9ae819	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing hazard insurance policy for subject property.		05/16/19: Lender provided the hazard insurance declaration for the subject property. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 36 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $5,831 in disposable income   Reserves are higher than guideline minimum UW Guides require 7.05 months reserves, loan qualified with 17.90 months reserves

FSMT0075	1f51b802-a275-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.79% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 53.0 months reserves

FSMT00205	7042a26d-4b89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS/lender's guidelines was not provided for borrower.		06/18/19: Lender provided the VVOE dated within 10 business days prior to the note date for the borrower. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.28% General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 6.70 months reserves

FSMT00205	9abbf096-4c89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to failure to obtain employment verification dated within 10 days of the note date as required by AUS/lender's guidelines		06/18/19: Lender provided the VVOE dated within 10 business days prior to the note date for the borrower. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.28% General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 6.70 months reserves

FSMT00205	d3010eb5-4b89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St License ID of the Settlement Agent is missing.		06/10/2019: This finding is deemed non-material with a final grade of a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.28% General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 6.70 months reserves

FSMT0085	fbc567a3-a275-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 42.45%. Years on Job Borrower has 16.7 years on job.

FSMT00114	44d84472-1778-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 30.60  months reserves. Years on Job Borrower has 17 years on job.

FSMT0039	86cc6ef5-b075-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $37,393.90 in disposable income   Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 38.60 months reserves. Years Self Employed Borrower has 7.6 years Self Employed.

FSMT0076	65f3bd0b-c975-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW Guides require 8.81 months reserves, loan qualified with 9.40 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,050.32 in disposable income

FSMT00216	b6c16c99-618c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE does not reflect a good faith estimate for Section F pre-paid property taxes.  The final CD reflects Section F pre-paid property taxes of $X,XXX.XX resulting in a $X,XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/17/19: Property taxes disclosed in section G and also estimated payment. Disclosure sufficient. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.61% Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 32  months reserves, loan qualified with  103.60 months reserves

FSMT00130	a361d3f2-6c7d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report dated prior to closing was not provided. The credit report in file was dated after closing/funding.		06/04/19: Lender provided the credit report date prior to close. Condition cleared.
DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 31.61%.  No Mortgage Lates UW Guides require 0X30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments.  Years Self Employed Borrower has 20 years self-employed.

FSMT00130	b42ed174-6d7d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to the loan file is missing the credit report for both borrowers dated prior to close.		06/04/19: Lender provided the credit report date prior to close. Condition cleared.
DTI is lower than guideline maximum UW guides maximum DTI of 45%, loan qualified with DTI of 31.61%.  No Mortgage Lates UW Guides require 0X30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments.  Years Self Employed Borrower has 20 years self-employed.

FSMT00165	e6580025-7d89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase. The loan file is missing Bank statements covering a two-month period for asset accounts #2 and #3 on the final 1003.
06/18/2019-Second month bank statement provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.62%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.

FSMT00165	23e11485-7d89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by the AUS was not provided for co-borrower.		06/18/2019- VVOE on Co Borrower verifying employment within 10 days of note date provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.62%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.

FSMT00165	a9a5c23d-88d9-4efd-b4c2-fcc3c74f2db7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing VOE dated within 10 days from note date and insufficient asset documentation.		06/18/2019- VVOE on Co Borrower verifying employment within 10 days of note date and Second month bank statement provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.62%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.

FSMT00298	bd5ef652-df79-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional Conditions may apply.		06/26/2019- AUS results provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 176.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.99% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 807

FSMT0072	372c73d0-a675-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.34%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.

FSMT00117	12970438-627d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.		06/05/19: Lender provided the AUS for the subject property. Condition cleared.
Reserves are higher than guideline minimum Loan was qualified with 230.4 months reserves.  AUS is missing. Disposable Income is higher than guideline minimum Loan was qualified with $21,215.35 in disposable income.  AUS is missing. Years in Field Both borrowers have 10 years in Fields.

FSMT00309	0c8ffb44-c899-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Primary Residence Borrower has resided in primary residence for 9 years Reserves are higher than guideline minimum UW Guides require 12.71 months reserves, loan qualified with 115 months reserves Years on Job Borrower has 13 years on job

FSMT00286	96c92760-0578-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	Missing recent pay stub dated within 30 days of the initial loan application date. The pay stub in file is expired.		06/18/19: Lender provided pay stub dated within 30 days of the initial loan application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrower has 25 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 30.50 months’ reserves

FSMT00286	d5276ed0-0478-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.
06/13/19: Lender provided the third-party verification of employment. Lenders have the option of obtaining the VVOE after the note date (and prior to delivery), but when using this option must ensure compliance with the selling guide. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrower has 25 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 30.50 months’ reserves

FSMT00286	7472cba0-0778-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrower has 25 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 30.50 months’ reserves

FSMT00286	f686a08c-73af-460d-a2d7-8a637ed8cbd7	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of employment and missing income documentation.		06/18/19: Lender provided the third-party verification of employment. Lender provided pay stub dated within 30 days of the initial loan application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrower has 25 years in Field   Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 30.50 months’ reserves

FSMT00317	ea6361d9-4d89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Fraud Alert not verified	The Credit Report reflects fraud alerts. Evidence the Lender addressed the alert not provided.		06/21/2018- Audit review of lender Fraud report shows a different address associated with name match under the watch list match report section. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 7.74%  Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 117.80 months’ reserves   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

FSMT00316	220937fe-aa96-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.		07/01/19: Lender provided the credit report for the borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require minimum reserves of 10.3 months, loan qualified with a 129 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 36.02% DTI Ratio. Years on Job Borrower has been retired for 6.5 years.

FSMT00316	bcf9cd09-7b97-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require minimum reserves of 10.3 months, loan qualified with a 129 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 36.02% DTI Ratio. Years on Job Borrower has been retired for 6.5 years.

FSMT00290	36fb61b0-828c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation
The 1008 in file references use of the XXXX tax returns to qualify. The income used cannot be supported based on the XXXX income documentation provided. Please provide all XXXX & XXXX tax schedules for personal and S Corp federal tax returns. Additional conditions may apply.
UW following DU which states that we only need 1 year to verify
06/26/19: Lender provided a revised AUS/1008.  DTI 44.27% which is within tolerance and lender overlays of 45%. Condition cleared. 06/20/19:  Audit DTI  exceeds 3% tolerance from lender of DTI 40.64%.  Audit Calculates Job 1 on XXXX tax return as $X,XXX.XX and Job 2 as $X,XXX.XX. For a total Borrower income of $X,XXX.XX. Audit income calculations are as follows for the borrower’s S-Corp.  XXXX: W2 XXXXX.XX, K-XXXX.XX. other income XXX.XX Depr XXXXX.XX, Amort XXXX.XX at 50% comes to $XXXX.XX income for qualification.  Condition maintained.  06/18/2019- AUS requires only 1 year tax return. Audit DTI of 43.92 exceeds 3% tolerance from lender of DTI 40.64%. Audit income for borrower has two components. Job1 and Job2 File page 113. Lender has a total borrower income on 1008 of $X,XXX.XX. Audit Calculates Job 1 on XXXX tax return as $X,XXX.XX and Job 2 as $X,XXX.XX. For a total Borrower income of $X,XXX.XX. There is no lender income worksheet for Job1. Lender income worksheets for Job2 and Co Borrower income are a close match to audit. Provide lender income worksheet calculations on Job 1.

Years on Job Borrower has 12 years Self Employed FICO is higher than guideline minimum FICO of 787 is higher than industry standard required minimum credit score. No Mortgage Lates Credit report (whichever is applicable) verifies 46 months payment history with no late payments reported

FSMT00290	abe50534-818c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing XXXX tax returns as referenced on 1008 in file.
06/26/19: Lender provided a revised AUS/1008.  DTI 44.27% which is within tolerance and lender overlays of 45%. Condition cleared. 06/20/19:  Audit DTI  exceeds 3% tolerance from lender of DTI 40.64%.  Audit Calculates Job 1 on XXXX tax return as $X,XXX.XX and Job 2 as $X,XXX.XX. For a total Borrower income of $X,XXX.XX. Audit income calculations are as follows for the borrower’s S-Corp.  XXXX: W2 XXXXX.XX, K-1 XXX.XX. other income XXX.XX, Depr XXXXX.XX, Amort XXXX.XX at 50% comes to $XXXX.XX income for qualification.  Condition maintained.  XXX.XX

Years on Job Borrower has 12 years Self Employed FICO is higher than guideline minimum FICO of 787 is higher than industry standard required minimum credit score. No Mortgage Lates Credit report (whichever is applicable) verifies 46 months payment history with no late payments reported

FSMT00453	d46306d9-6ab8-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 59 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,985.55 in disposable income   Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 36.00 months reserves

FSMT00453	e679c077-52ad-4225-b0e8-d511690b87a5	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		08/01/19: This finding is deemed non-material and rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 59 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,985.55 in disposable income   Reserves are higher than guideline minimum UW Guides require 6.00 months reserves, loan qualified with 36.00 months reserves

FSMT00421	aca93e5e-e2bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation
The Borrower's income is required to be documented with signed federal individual and business tax returns. The loan file contains only page 1 of 2018 personal tax returns. Copies of the Borrower's personal and business tax returns are required per AUS.
08/15/2019- XXXX tax return provided. Schedule C analysis supports income. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 16.05 months reserves, loan qualified with 24.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,245.85 in disposable income

FSMT00421	4d92baa6-e3bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Evidence of P & I for property #6 on the final application not provided.		08/20/2019- First payment letter verifying P&I provided. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 16.05 months reserves, loan qualified with 24.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,245.85 in disposable income

FSMT00421	bf35f7f7-e2bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for properties #4 and #5 on the final application	Lease for #4 shouldn’t be required – figures were used from the XXXX schedule E #5 is a newly purchased property and the gross rents used are from the appraisal – see attached	08/15/2019- Appraisal with comparative rent schedule for REO#5 provided and REO#4 gross rental income calculated from XXXX Schedule E. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 16.05 months reserves, loan qualified with 24.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,245.85 in disposable income

FSMT00421	a8f885df-e3bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #6 on the final application not provided.		08/15/2019-Evidence of tax and insurance provided.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 16.05 months reserves, loan qualified with 24.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,245.85 in disposable income

FSMT00421	5617d2d1-e7bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 16.05 months reserves, loan qualified with 24.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,245.85 in disposable income

FSMT00372	7bda200e-97bc-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History
Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify. Additionally, a mortgage held by a private individual requires 12 months canceled checks to verify the mortgage history.

08/20/2019-The guidelines do not state that a seller held note requires cancelled checks. The guidelines only state any of the below will be acceptable If an adequate mortgage payment history is not included in the borrower’s credit report, one of the following can be used to verify the borrower’s payment history on previous mortgages: • A standard mortgage verification

08/22/19: Lender provided a credit supplement and amortization schedule for the seller held second. Condition cleared. 08/20/2019- Lender may verify payment history of a seller held second with a VOM OR 12 months cancelled checks. Condition retained.08/16/2019- Lender provided a property detail report on Primary and mortgage statement on REO#3. REO#1 final loan application page 67 reflects a seller held note. See third liability on file page 67. Guidelines require satisfactory housing payment history for 12 months.Payment history not provided on credit report. VOM required to verify. Additionally, a mortgage held by a private individual requires 12 months canceled checks to verify the mortgage history. Condition retained.

DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.07% Years in Field Borrower has 35 years in field  Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $11,592 in disposable  No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 54 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804

FSMT00372	9e4684a9-95bc-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #3 on the final application not provided.		08/16/2019- Mortgage statement reflecting T&I provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.07% Years in Field Borrower has 35 years in field  Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $11,592 in disposable  No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 54 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804

FSMT00372	1bc9e61d-98bc-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.07% Years in Field Borrower has 35 years in field  Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $11,592 in disposable  No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 54 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804

FSMT00422	7abd9ed0-a7bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum Guidelines require FICO of 680, loan qualified with FICO of 753 CLTV is lower than guideline maximum Guidlines require CLTV of 80% loan qualified with CLTV of 44.59% Reserves are higher than guideline minimum UW Guides require 19.95 months reserves, loan qualified with  29.80 months reserves

FSMT00363	9236b088-3cc0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO  Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.8 months reserves

FSMT00354	8d088b43-efbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  16.91 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.00% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 30 months payment history with no late payments reported.

FSMT00338	cae49d9c-97bc-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 91.50 months reserves CLTV is lower than guideline maximum UW guides require 80% CLTV Loan was approved with CLTV of 70% Disposable Income is higher than guideline minimum UW guides require disposable income of 0 Loan was approved with a Disposable income of $7,505.46

FSMT00469	b8c085b2-76bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 15.20 months’ reserves

FSMT00414	e5741b3c-debd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The lender must verify the existence of the borrower's business's within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance.
															Business License's were sent with the file. License starts on page 169 of the file upload. Please clear. Thank you!!	08/16/2019-Buiness license in file page 169 dated within 10 days of note date. Condition cleared.
FICO is higher than guideline minimum UW guides require minimum FICO of 680. LOan approved with FICO of 720 CLTV is lower than guideline maximum UW guides require maximum CLTV of 80%.  Loan approved with CLTV of 54% DTI is lower than guideline maximum UW guides require maximum DTI of 45%.  Loan approved with DTI of 7.84%

FSMT00414	fba54afe-ddbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW guides require minimum FICO of 680. LOan approved with FICO of 720 CLTV is lower than guideline maximum UW guides require maximum CLTV of 80%.  Loan approved with CLTV of 54% DTI is lower than guideline maximum UW guides require maximum DTI of 45%.  Loan approved with DTI of 7.84%

FSMT00349	5dbeb9bb-9bbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6.20 months reserves, loan qualified with 53.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

FSMT00364	cc9ffcd3-0bbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 1 month of bank statements.
08/19/2019- Second month bank statement provided. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,329.49 in disposable income.  DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 820

FSMT00364	452d80f4-f2bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $14,329.49 in disposable income.  DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 14.97% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 820

FSMT00339	d12c2903-59c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 49.50 months reserves Years in Field Borrower has 13 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775.

FSMT00384	0700bf9d-e7b2-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 9 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,338.58 in disposable income   Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 months reserves

FSMT00460	5dc4719c-c8bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 14 years in Field   Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 42.63 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 778 FICO

FSMT00328	bc686a39-a4b3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a DTI of 24.28%. Due to the miscalculation of debt, the actual DTI is 46.21%. The payment for the primary residence was omitted from the calculation.
08/13/19: Revised LP with DTI of 46.21% is permitted. Condition cleared. 08/07/19: Lender provided a revised LP, 1003 and 1008. For XXXXXX, the debt-to-income (DTI) ratio cannot exceed 45%. Condition maintained.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $3,361.76 in disposable income   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.91% Years in Field Borrower has 4 years in Field

FSMT00328	f9cb9f04-a3b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	The loan file is missing all asset documentation. Additional conditions may apply.
08/07/19: Lender provided a revised AUS/LP, 1008 and 1003. The signed settlement statement on the borrower's primary residence showing $XXXXXX.XX due to borrower. Revised 1008/1003 shows net proceeds less EMD of $XXXXXX.XX Condition cleared.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $3,361.76 in disposable income   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.91% Years in Field Borrower has 4 years in Field

FSMT00328	2c386481-06b3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $3,361.76 in disposable income   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.91% Years in Field Borrower has 4 years in Field

FSMT00400	890446c3-f7bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Package	The credit documents for XXXXXX who signed the note were not provided. Additional conditions may apply.	The NOTE was signed under trustee capacity only as required by investor. Income documents are not required in this case.	08/16/2016-XXXXXX signed note as trustee and is excluded from personal liability. Condition cleared.
Years on Job Borrower has 20 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,327 in disposable income   Reserves are higher than guideline minimum UW Guides require 12.87 months reserves, loan qualified with  148  months reserves

FSMT00400	d3630c4f-f6bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing evidence of P & I for primary residence
08/20/2019-Note showing P&I payment on primary REO#2 provided. Condition cleared.08/16/2019-Lender provided evidence of Taxes and insurance on REO#1 file page 65. The evidence of P&I on the primary residence REO#2 file page 65 is missing. Condition retained.

Years on Job Borrower has 20 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,327 in disposable income   Reserves are higher than guideline minimum UW Guides require 12.87 months reserves, loan qualified with  148  months reserves

FSMT00400	c5f7c331-37bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 20 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $12,327 in disposable income   Reserves are higher than guideline minimum UW Guides require 12.87 months reserves, loan qualified with  148  months reserves

FSMT00333	4668ff2f-e0bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		08/26/19: Lender provided the condominium questionnaire for the subject property. Condition cleared.
Reserves are higher than guideline minimum UW guides require reserves of 6 Loan was approved with reserves of 20.20 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,372.84 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

FSMT00333	7a20d2b9-07be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW guides require reserves of 6 Loan was approved with reserves of 20.20 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,372.84 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

FSMT00457	4a9f960b-e4bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.		08/16/2019- VVOE within 10 days of Note on Co Borrower provided. Condition cleared.
Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.44%

FSMT00457	2c8658ec-e3bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		08/16/2019-Third party fraud report provided. Condition cleared.
Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.44%

FSMT00457	1047acd2-e3bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Full Documentation Full Documentation FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.44%

FSMT00420	ffdd1c12-e6bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 11.5 months reserves Years in Field Borrower has 12 years in field

FSMT00341	771539be-9eb4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has  27 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of  33.64% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53%

FSMT00505	410113db-90bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Verification of the borrower’s business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															Hello - Verification was obtained through the XXXXXXXXXXXXXXXXXXX Search which is attached.	08/20/2019-Self employment verified through state license web site. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.19% CLTV is lower than guideline maximum UW guides require maximum CLTV of 80%. LOan approved with CLTV of 48.31% Reserves are higher than guideline minimum Uw guides require 6 months reserves.  Loan approved with over 204 months reserves

FSMT00505	4541926e-8abf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.19% CLTV is lower than guideline maximum UW guides require maximum CLTV of 80%. LOan approved with CLTV of 48.31% Reserves are higher than guideline minimum Uw guides require 6 months reserves.  Loan approved with over 204 months reserves

FSMT00367	839f1d17-51c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.46%

FSMT00412	4b6a46c6-dfbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The LP reflects a maximum allowable DTI of 45.00%. Due to the improper calculation of debts, the actual DTI is 45.29%.		08/15/2019- Investor accepts Freddie AUS DTI rounded as DTI.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves. Years Self Employed Boorrower  has 12 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815

FSMT00412	9ee544a8-dcbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves. Years Self Employed Boorrower  has 12 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815

FSMT00492	9890b588-96bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,363.83 in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 850.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 42 months payment history with no late payments reported

FSMT00464	2692932d-34c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with 43.5 months reserves CLTV is lower than guideline maximum UW guiides require CTLV of 80%, Loan approved with an CLTV of 56.32% FICO is higher than guideline minimum UW guides require FICO of 680, Loan approved with an FICO of 786

FSMT00403	add0f9ea-4cbf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 45.2 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.23%

FSMT00329	2bbdeafa-22b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 45.10% Years in Field Borrower has 30 years in field

FSMT00357	7884d2ec-27c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 13.79  months reserves, loan qualified with 37.80 months reserves DTI is lower than guideline maximum UW guides require DTI of 45% Loan approved with an DTI of 26.31%

FSMT00432	56561039-3cc3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.48% CLTV is lower than guideline maximum UW guiides require CTLV of 80%, Loan approved with an CLTV of 75% FICO is higher than guideline minimum UW guides require FICO of 680, Loan approved with an FICO of 786

FSMT00463	aa70c6e0-cabd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 62.20 months reserves

FSMT00331	23af4909-03be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 5 months’ reserves, loan qualified with 79 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780 Years Self Employed Borrower has 19 years Self Employed

FSMT00476	0a24acbc-0fbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $782.89 in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705

FSMT00345	c2f83f51-a4be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 11.9 months reserves, loan qualified with 12.6 months reserves Full Documentation Full Documentation

FSMT00391	215a2d96-12be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A copy of the Mortgage/Deed of Trust was not provided		08/16/19: Lender provided the signed Mortgage/Deed of Trust. Condition cleared.
FICO is higher than guideline minimum UW guidelines min FICO 680, loan qualifed with FICO of 762 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80%, loan qualifed with CLTV of 71.43% Years in Field Borrower has 5 years in the field

FSMT00391	3c6013b5-12be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		08/16/19: Lender provided the final application for the subject transaction. Condition cleared.
FICO is higher than guideline minimum UW guidelines min FICO 680, loan qualifed with FICO of 762 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80%, loan qualifed with CLTV of 71.43% Years in Field Borrower has 5 years in the field

FSMT00391	05bc7404-13be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		08/16/19: Lender provided the Condo. Questionnaire for the subject property. Condition cleared.
FICO is higher than guideline minimum UW guidelines min FICO 680, loan qualifed with FICO of 762 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80%, loan qualifed with CLTV of 71.43% Years in Field Borrower has 5 years in the field

FSMT00391	c7995847-ecbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Note	A copy of the Note was not provided		08/16/19: Lender provided a copy of the signed Note. Condition cleared.
FICO is higher than guideline minimum UW guidelines min FICO 680, loan qualifed with FICO of 762 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80%, loan qualifed with CLTV of 71.43% Years in Field Borrower has 5 years in the field

FSMT00391	7f0a2d36-99be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW guidelines min FICO 680, loan qualifed with FICO of 762 CLTV is lower than guideline maximum UW guidelines require max CLTV of 80%, loan qualifed with CLTV of 71.43% Years in Field Borrower has 5 years in the field

FSMT00369	87cd88e2-a1c2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 13.26 months reserves, loan qualified with 61.3 months reserves

FSMT00486	a30276df-45c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.42%

FSMT00340	47e0c36c-0abe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 36 months’ reserves  CLTV is lower than guideline maximum CLTV of 80%, loan qualified with CLTV of 70.58%

FSMT00431	9ad02749-11be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for the borrower's primary residence on the final application not provided.
08/26/19: Lender provided the real estate taxes on the borrower's primary residence. Condition cleared. 08/20/2019- Hazard insurance provided. Missing evidence of real estate taxes on borrowers primary residence. Condition retained.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.36% Reserves are higher than guideline minimum UW Guides require  6  months reserves, loan qualified with  481.90 months reserves

FSMT00431	87fee863-15be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.36% Reserves are higher than guideline minimum UW Guides require  6  months reserves, loan qualified with  481.90 months reserves

FSMT00386	27760860-04b9-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 3.46 months reserves, loan qualified with 17.10 months reserves Years on Job Borrower has 25 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,565.79 in disposable income

FSMT00389	9ca11617-f1be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum AUS require 6  months reserves, loan qualified with 96.50 months reserves Years on Job Borrower has 7.7 years on job No Mortgage Lates Credit report verifies 76 months payment history with no late payments reported

FSMT00381	1a573e1f-bcbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum Guidelines maximum DTI of 45%, loan qualified with DTI of 38.79% Reserves are higher than guideline minimum Guides require 1.15 months’ reserves, loan qualified with 6.50 months’ reserves  FICO is higher than guideline minimum Guidelines require FICO of 680, loan qualified with FICO of 787

FSMT00450	0ed7abdc-36c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing mortgage statement verifying PITI for Borrowers' primary residence.		08/21/2019-Lender provided simultaneous purchase transaction CD dated XX/XX/XXXX verifying primary PITI used in subject transaction. Condition cleared.
Years in Field Borrower has 21 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  738

FSMT00450	67716bb5-38c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of Lender's monthly property tax calculation of $XXX.XX. Title lists monthly taxes of $XXX.XX.		08/21/2019- PCCD dated XX/XX/XXXX with LOX correcting RE taxes provided. Condition cleared.
Years in Field Borrower has 21 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  738

FSMT00450	9cd8abc6-36c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 21 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  738

FSMT00450	c24481aa-4881-4f5a-b76e-018f6158e2ea	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of PITI for the primary.		08/21/2019-Lender provided simultaneous purchase transaction CD dated XX/XX/XXXX verifying primary PITI used in subject transaction. Condition cleared.
Years in Field Borrower has 21 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  738

FSMT00435	ee09114a-02be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application executed by the borrowers was not provided.		08/16/2016- Final loan application provided.
Years Self Employed Borrower has 17 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $19,765.14 in disposable income   Reserves are higher than guideline minimum UW Guides require 4.73 months reserves, loan qualified with 97.20 months reserves

FSMT00435	46145e42-02be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years Self Employed Borrower has 17 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $19,765.14 in disposable income   Reserves are higher than guideline minimum UW Guides require 4.73 months reserves, loan qualified with 97.20 months reserves

FSMT00485	48c380e7-89bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  156 months reserves

FSMT002	56dc3f33-c90e-49b7-82f9-29e683a60236	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and Broker		This finding is deemed non-material and rated B for all Agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 49.55% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743

FSMT002	10a032d9-92f1-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification Fee and Tax Service Fee in section B of the final Closing Disclosure is paid to the Lender and should be paid to the service provider or XXX the service provider.		This finding is deemed non-material and rated B for all Agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 49.55% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743

FSMT002	614d8f05-f9f7-422e-bcf3-04a3a4b25026	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. The calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes and hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
This finding is deemed non-material and rated B for all Agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 49.55% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743

FSMT00411	d07ecbe5-03af-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property located on the final 1003. Per the AUS, a current lease/rental agreement is necessary to verify consumer rental income.  Additional conditions may apply.
08/06/2019- Lease provided. Condition cleared.
Years on Job Borrower has 8 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 7.55  months reserves, loan qualified with 9.5 months reserves

FSMT00411	7996a22b-07af-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 8 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 7.55  months reserves, loan qualified with 9.5 months reserves

FSMT0058	9200e5a9-aa78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.78%

FSMT00466	5cb02bb3-25b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing evidence of P & I for property #9 on the final application.		08/08/2019- First payment letter, CD, and copy of note verifying PITI provided. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $9,578.12 in disposable income   Reserves are higher than guideline minimum UW Guides require 58.86 months reserves, loan qualified with 103.50 months reserves Years on Job Borrower has 4 years on job

FSMT00466	aacbe5a4-25b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for properties #8 and #9 on the final application.	08/08/2019-Please see attached lease agreement and operating rental income statement.	08/08/2019- Operating income statement for property #8 and lease for property #9 verifying rental amounts provided. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $9,578.12 in disposable income   Reserves are higher than guideline minimum UW Guides require 58.86 months reserves, loan qualified with 103.50 months reserves Years on Job Borrower has 4 years on job

FSMT00466	34045e1d-14b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $9,578.12 in disposable income   Reserves are higher than guideline minimum UW Guides require 58.86 months reserves, loan qualified with 103.50 months reserves Years on Job Borrower has 4 years on job

FSMT0084	50928020-3777-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	AUS required verified assets totaling $XX,XXXX from the liquid assets listed on the 1003. Borrower is short 6 months reserves totaling $XX,XXXX.XX.		05/20/2019- Asset verification provided. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

FSMT0084	977afeee-1477-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

FSMT0084	bda3941b-729e-4e53-ae53-0509771bb173	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file.		05/17/2019- Signed Note provided. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

FSMT0084	8cbc1b07-3777-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing asset verification.		05/20/2019- Asset verification provided. Condition cleared.05/17/2019- Signed Note provided. Asset verification missing. Condition retained.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742

FSMT00373	02466c88-29ae-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a DTI of 49.99%. Due to the improper calculation of debt, the actual DTI is 50%. The lender submitted the file with a primary residence PITI of $XXXX.XX vs. the actual of $XXXX.XX and subject property taxes of $XXXX.XX vs. the actual of $XXXX.XX.
08/14/2019 - Updated AUS with corrected primary PITI and subject property taxes provided. Condition cleared.
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	4789ab60-0caf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXXXX.XX less cash to close $XXXXX.XX results in $XXXXX.XX shortage of funds to close.
08/20/2019-Additional bank statement provided. Assets required verified. Condition cleared.08/16/2019- UPDATE to prior comment 8/14/19-Post close CPA letter verifying use of assets in file at time of closing is acceptable. Condition retained.8/14/2019-Funds to be verified are funds required to close plus AUS required reserves. The cash close on the CD increased from the AUS amount from $XXXXX.XX file page 121 to $XXXXX.XX on Closing CD file page 65. AUS required reserves are $XXXXX.XX file page 121. Total assets to be verified prior to closing are $XXXXX.XX. Total funds to close of $XXXXX.XX reflects on the provided AUS submission #14 ran post close. Audit agrees with balance $XXXXX.XX for Acct#XXXXXX.  Bank Acct #xxXXXX reflects a balance of $XXXXX.XX see file page 178. Lender is using $XXXXX.XX. This account is in a business name. The CPA letter provided verifying access to those funds is dated post close XX/XX/XXXX. Post close verification is not acceptable. Additional funds with Acct#XXXX with a balance of $XXXXX.XX in file page 359 are also in a different business name. No CPA access letter for access to these funds is in file. Condition retained.

Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	1bc4602f-2dae-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	-1.40 mos. < 6 mos. required, per lender. Assets verified of $XXXXX.XX, minus cash to close of $XXXXX.XX = ($XXXX.XX) for reserves which is not sufficient for the subject.		08/20/2019-Additional bank statement provided. Assets required verified. Condition cleared.
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	af18276e-0caf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Provide CPA Letter
Missing CPA letter confirming the utilization of assets from the business account(s) will not have an adverse affect on the operation of the business. CPA letter for account #2 on the final application provided, but not sufficient to cover cash to close and reserves

08/16/2019- Post close CPA letter verifying use of assets in file at time of closing is acceptable. Condition cleared.08/14/2019- CPA letter confirming utilization of assets is dated post close 8/12/19. Post close income documents are not acceptable. Condition retained.

Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	d9e022d3-0aaf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	da944c5d-e015-47b9-a831-3654430c9a4e	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker and Lender Affiliated Business Disclosure		07/24/2019: This finding is deemed non-material under SFIG and rated a “B”
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	c53cee5a-10af-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to excessive DTI and missing asset documentation to cover cash to close and reserves		08/20/2019-Additional bank statement provided. Assets required verified. Condition cleared.
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	726cecc2-6969-462e-bf07-e57042607b7f	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or XXX the service provider. Provide re-disclosed CD and letter of explanation.
07/24/2019: This finding is deemed non-material under SFIG and rated a “B”
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	7370b009-779b-4f10-b31d-208185dccd90	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The credit report invoice dated XX/XX/XXXX reflects a total charge of $XXX.XX, however, the increase from $XXX.XX to $XXX.XX was not disclosed to the borrower until the final Closing Disclosure which exceeds the 3 day COC re-disclosure timing requirements. Refund of $X.XX for cure due. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/02/2019- PCCD dated XX/XX/XXXX, LOX, copy of cure check, and proof of delivery to borrower provided. Condition cleared.
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	aecb6304-0eaf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title – Doc Preparation Fee disclosed in Section C of the final Closing Disclosure is missing the name of the actual service provider. Provide re-disclosed CD and letter of explanation.		07/24/2019: This finding is deemed non-material under SFIG and rated a “B”
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT00373	2a6100fb-6d15-451d-b212-86380577e16b	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
07/24/2019: This finding is deemed non-material under SFIG and rated a “B”
Current Rate is lower than previous rate Refinance reduces rate from 10% to 5.25% Years Self Employed Borrower has 8 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713

FSMT0087	119e1775-b478-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	Hazard Insurance effective date is after loan disbursement date.		06/06/18: Lender provided the hazard insurance declaration for the subject property, effective at the time of disbursement. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years Self Employed Borrower has15 years Self Employed.

FSMT0087	e705d365-b478-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. Years Self Employed Borrower has15 years Self Employed.

FSMT0061	9d4aa2bc-fe77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation
A creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  (verify additional documentation required with Lender guidelines) File is missing evidence disability income will continue for 3 years.

05/22/19: If the Social Security income for  the co borrower, is classified as retirement or disability income from the borrower's own Social Security Account, obtain either proof of current receipt, or the Social Security Administration's (SSA) award letter. Condition cleared.

FICO is higher than guideline minimum UW Guides require a FICO score 742 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require  24 months reserves, loan qualified with 535.80 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT0061	07467ed1-f977-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 742 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require  24 months reserves, loan qualified with 535.80 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT0061	e84f3e70-d6f4-459b-95b5-fdbcdfd202f8	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's and Broker's Affiliated Business Disclosure.		5/16/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require a FICO score 742 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require  24 months reserves, loan qualified with 535.80 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT0061	e98f0221-ff77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualify Mortgage due to missing evidence disability income will continue for 3 years.
05/22/19: If the Social Security income for  the co borrower, is classified as retirement or disability income from the borrower's own Social Security Account, obtain either proof of current receipt, or the Social Security Administration's (SSA) award letter. Condition cleared.

FICO is higher than guideline minimum UW Guides require a FICO score 742 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require  24 months reserves, loan qualified with 535.80 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT0061	29b0cddf-f977-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in Section B of the final Closing Disclosure is paid to the Lender and should be paid to the service provider or XXX the service provider.		5/16/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require a FICO score 742 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require  24 months reserves, loan qualified with 535.80 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT00320	2b6af094-b099-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  717 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of  15.22 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  70%

FSMT0066	a0c2a18b-4876-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 729 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 44 months reserves, loan qualified with 333.20 months reserves. Years in Field Borrower has 20 years in Field.

FSMT0066	41fc4d1e-4c76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		05/16/19: Lender provided the hazard insurance declaration for the subject property. Condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 729 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 44 months reserves, loan qualified with 333.20 months reserves. Years in Field Borrower has 20 years in Field.

FSMT0066	75c24d41-4c76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance is included in the P & I payment for property #2 and #3 on the final application not provided.
05/17/2019- Mortgage statement on REO#2 reflecting escrows for tax and insurance provided. Condition cleared.05/16/19: Lender provided the mortgage statement including tax and insurance provided for property 3 . Please provide the tax and insurance on property #2. Condition maintained.

FICO is higher than guideline minimum UW Guides require a FICO score 729 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 44 months reserves, loan qualified with 333.20 months reserves. Years in Field Borrower has 20 years in Field.

FSMT0066	6641b3fb-a576-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing Hazard Insurance declaration page and missing taxes and insurance for REO.
05/17/2019- Mortgage statement on REO#2 reflecting escrows for tax and insurance provided. Condition cleared.05/16/19: Lender provided the hazard insurance declaration for the subject property. Lender provided the mortgage statement including tax and insurance provided for property 3 . Please provide the tax and insurance on property #2. Condition maintained.

FICO is higher than guideline minimum UW Guides require a FICO score 729 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 44 months reserves, loan qualified with 333.20 months reserves. Years in Field Borrower has 20 years in Field.

FSMT00181	9ba74f2e-f018-491a-9879-47a40c63c11b	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender and broker.		06/06/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 34.53% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 721 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,720.39 in disposable income

FSMT00181	1364b768-1089-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		06/18/19: Lender provided evidence of the rate lock and the original lock date. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 34.53% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 721 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,720.39 in disposable income

FSMT00181	e09cd051-9fdf-43b1-9365-04101a94a325	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE does not reflect a good faith estimate for CD sec. F Pre-paid property taxes. The final CD section F reflects Pre-paid property taxes of $XX,XXX.XX resulting in a $XX,XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/17/19: Review of LE indicates that taxes and insurance were disclosed in section G and also in the proposed PITI payment. Disclosure sufficient. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 34.53% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 721 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,720.39 in disposable income

FSMT00181	535e665b-c843-41b0-b8f1-732d14215423	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The Deed preparation fee is reflected in section H of the final Closing Disclosure. The borrower shopped for their own title service providers and did not use the provider on the WLSP. Deed preparation fee should be listed in section B of the CD.
06/06/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum Overlay DTI of 45.00%, loan qualified with DTI of 34.53% FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 721 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,720.39 in disposable income

FSMT00121	e6928c4c-9f75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.25 months reserves, loan qualified with 33.0 months reserves Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $5,928 in disposable income   Years Self Employed Example: Borrower has 4 years Self Employed

FSMT00121	d30f48a8-3374-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	AUS guidelines require one year personal tax return in addition to business tax return. Personal tax return were not provided. Additional findings may apply.		05/22/19: Lender provided the XXXX signed personal tax returns for the borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.25 months reserves, loan qualified with 33.0 months reserves Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $5,928 in disposable income   Years Self Employed Example: Borrower has 4 years Self Employed

FSMT00121	e5c5a99d-4d74-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing Personal Tax Return.		05/22/19: Lender provided the XXXX signed personal tax returns for the borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.25 months reserves, loan qualified with 33.0 months reserves Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $5,928 in disposable income   Years Self Employed Example: Borrower has 4 years Self Employed

FSMT00136	bfc3ff1f-8c78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 791 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require  0 months reserves, loan qualified with 286.60  months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $14,758.99 disposable income.

FSMT00142	9276e6ff-d778-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 938.9 months reserves

FSMT00142	dbb4169b-922b-4d57-b7e9-28ba74eb0d1a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Correspondent/Lender		05/17/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 938.9 months reserves

FSMT00484	3bd9e8da-b2be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lenders guidelines require copy of most recent statement from borrowers life insurance. The loan file is missing copy of life insurance statement. Additional conditions may apply.	Please see attached Life Insurance Statement in the file.	08/19/2019- Life insurance statement verifying cash value provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years in Field Borrower has been self employed for 30 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714

FSMT00484	277478d8-84bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years in Field Borrower has been self employed for 30 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714

FSMT00484	4bf2c6ab-9e25-472c-a983-6693c2942ff4	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/15/2019: This finding is deemed non-material with a final grade of a “B”.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years in Field Borrower has been self employed for 30 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714

FSMT00484	a39a5ef3-66bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing asset documentation		08/19/2019- Life insurance statement verifying cash value provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% Years in Field Borrower has been self employed for 30 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714

FSMT0062	faed3944-1f77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 806 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.40 months reserves. Years on Job Borrower has 8.6 years on job.

FSMT00219	52c45133-9875-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a DTI of 28.16%. Due to the improper calculation of income, the actual DTI is 49.27%. The AUS reflects a $0.00 Net Cash Flow. If rental income is used per appraisal, positive income results which is not reflected on AUS.
06/18/19: Lender provided are revised AUS showing positive rental income and the operating statement on the appraisal shows monthly operating income of $X,XXX.XX. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 7.89 months’ reserves, loan qualified with 80.20 months’ reserves

FSMT00219	cb47ea94-9275-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 7.89 months’ reserves, loan qualified with 80.20 months’ reserves

FSMT00219	88f32abf-63d2-4d14-9209-93fd6befa379	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeding Guidelines.		06/18/19: Lender provided are revised AUS showing positive rental income and the operating statement on the appraisal shows monthly operating income of $X,XXX.XX. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.77% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Reserves are higher than guideline minimum UW Guides require 7.89 months’ reserves, loan qualified with 80.20 months’ reserves

FSMT0035	5bfed5e2-a775-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 11  months reserves, loan qualified with  47.40  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Years on Job Borrower has 12 years on job

FSMT0035	b58653ea-4046-4324-94b6-8d09604efac9	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		05/13/19- This finding is deemed non-material with final grade B.
Reserves are higher than guideline minimum UW Guides require 11  months reserves, loan qualified with  47.40  months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Years on Job Borrower has 12 years on job

FSMT0060	5b25d3ea-df77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		05/20/2019- Copy of Title provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.01 months reserves, loan qualified with 103.0 months reserves Years on Job Borrower has 11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

FSMT0060	4ec5411b-dc77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements. The loan file contains only one month statement for each account.		05/29/2019- Lender provided 2 months bank statements. large deposit sourced or show by transfer from another account. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.01 months reserves, loan qualified with 103.0 months reserves Years on Job Borrower has 11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

FSMT0060	2886ad4c-dc77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.01 months reserves, loan qualified with 103.0 months reserves Years on Job Borrower has 11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

FSMT0060	5459bba8-dc77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
Final 1003 reports a new Revolving debt account has been opened.  File documentation does not contain any other supporting documentation for the available credit limit or current balance of this account.  Account does not appear on credit report.  Please provide supporting documentation for newly opened credit line.  Additional findings may apply.
05/29/2019- Print out for new account matches to 1003. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.01 months reserves, loan qualified with 103.0 months reserves Years on Job Borrower has 11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

FSMT0060	b9903588-e077-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for subject property is not provided in file documentation.		05/21/19: Lender provided evidence of the property taxes for subject property. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.01 months reserves, loan qualified with 103.0 months reserves Years on Job Borrower has 11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

FSMT0060	6e8dfa70-dc77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing asset documentation, missing evidence of taxes for the subject property, and missing evidence of newly opened credit line		05/29/2019-Lender provided 2 months bank statements. large deposit sourced or show by transfer from another account. Debt and taxes verified. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.01 months reserves, loan qualified with 103.0 months reserves Years on Job Borrower has 11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

FSMT00222	465bcfbc-5b86-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	Missing government monitoring section on final 1003		06/11/19: Lender provided the complete 1003 including the government monitoring section. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 7.5  months reserves, loan qualified with  161 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.61 DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 774

FSMT00222	e3c48c19-985f-4209-b262-2da4b4c2a34a	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		06/05/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 7.5  months reserves, loan qualified with  161 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.61 DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 774

FSMT00222	eaf4c1f4-b8e0-4c82-84e7-4436ff5ec753	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		06/05/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 7.5  months reserves, loan qualified with  161 months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.61 DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 774

FSMT00325	da4c77e2-5998-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)
07/30/19: Investor has agreed to waive this breach finding. This will now be graded as a B.07/17/19: Appraisal is subject to completion. Please provide the Appraisal Completion Certificate (442). Condition maintained.

DTI is lower than guideline maximum UW Gudies maximum DTI of 45%, loan qualified with DTI of 27.23% CLTV is lower than guideline maximum 22.97 % CLTV, Maximumn CLTV is 80% FICO is higher than guideline minimum UW Gudes require FICO of 680, loan qualified with FICO of 794

FSMT00325	ce422777-5998-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Gudies maximum DTI of 45%, loan qualified with DTI of 27.23% CLTV is lower than guideline maximum 22.97 % CLTV, Maximumn CLTV is 80% FICO is higher than guideline minimum UW Gudes require FICO of 680, loan qualified with FICO of 794

FSMT0031	4b1a79c2-fc76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		05/17/2019- Final loan application provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 739 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 29 months reserves, loan qualified with 52.60 months reserves. Years Self Employed Borrower has 39 years Self Employed.

FSMT0031	b28411bb-fb76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 739 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 29 months reserves, loan qualified with 52.60 months reserves. Years Self Employed Borrower has 39 years Self Employed.

FSMT0053	e470df1b-d378-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.96% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.76%

FSMT0019	829db668-c275-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.69% Reserves are higher than guideline minimum UW Guides require 9.60 months reserves, loan qualified with  52.90 months reserves Years on Job Borrower has 28 years on job

FSMT0019	639f471e-c275-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/13/2019- This finding is deemed non-material with final grade B.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.69% Reserves are higher than guideline minimum UW Guides require 9.60 months reserves, loan qualified with  52.90 months reserves Years on Job Borrower has 28 years on job

FSMT0019	e6d3b1d3-ea6a-4fad-844f-ad10534a0f2e	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	Missing all pages of the Mortgage.		05/22/19: Lender provided the complete Mortgage. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.69% Reserves are higher than guideline minimum UW Guides require 9.60 months reserves, loan qualified with  52.90 months reserves Years on Job Borrower has 28 years on job

FSMT0019	7e89fa12-bf15-46aa-9009-3b65db2ec893	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file.		05/22/19: Lender provided a copy of the signed note. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.69% Reserves are higher than guideline minimum UW Guides require 9.60 months reserves, loan qualified with  52.90 months reserves Years on Job Borrower has 28 years on job

FSMT0019	01195099-c175-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD signed at consummation is missing from the loan file. Additional conditions may apply. No Cure.		05/22/19: Lender provided the signed CD at consummation. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.69% Reserves are higher than guideline minimum UW Guides require 9.60 months reserves, loan qualified with  52.90 months reserves Years on Job Borrower has 28 years on job

FSMT0067	7ca5aac5-9275-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 55.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.14%

FSMT0067	f45179da-5f31-468c-8591-cd2a19b05721	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  eSignature on Initial CD is null and void due to the missing eConsent form; therefore, the mailbox rule was applied.  No cure.
05/23/19: Lender provided the Borrower's documented consent to receive communications electronically and disclosure tracking. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 55.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.14%

FSMT0067	0c732d3e-85ef-47a6-b366-68d999a5fd56	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		05/23/19: Lender provided the Borrower's documented consent to receive communications electronically. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 55.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.14%

FSMT00133	10c0b9b4-c078-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 7.88 months reserves, loan qualified with  34.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.50% Years Self Employed Borrower has 13 years Self Employed

FSMT0029	0289d258-1b78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration
A hazard insurance declaration for the subject property was not provided. Master Condo policy not provided in file.  1003 shows monthly escrow amount $XX.XX with no documentation to support.  Please provide evidence of hazard insurance coverage.  Additional conditions may apply.
05/22/2019- Hazard policy provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  260.20 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $7,422 in disposable income   Full Documentation Loan qualified under Full Documentation requirements.

FSMT0029	512a0574-1b78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance
Subject property is in Flood Zone AE. Flood insurance is required.  Notation on 1008 states that flood insurance is covered in the master Condo policy.  Master policy not provided in file.  Please provide evidence flood insurance is paid for either within the Condo policy or by borrower.  Additional conditions may apply.
05/22/2019- Flood policy provided. Condition cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  260.20 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $7,422 in disposable income   Full Documentation Loan qualified under Full Documentation requirements.

FSMT0029	c42b73df-1d78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation
The guidelines require the Co-Borrower's income is required to be documented with most recent two year's W-2's or standard Verification of Employment (1005).  Co-Borrower's W-2 for XXXX is provided in file however XXXX W-2 is missing from the file and no FNMA form 1005 provided.  Additionally, Borrower is newly retired stating that monthly distribution of $X,XXX will be made from an IRA account owned by borrower. Ownership is supported by asset statements.  The guidelines require letters from the organization providing the income or retirement award letters which are not provided in file.  Notation in file states the distribution will begin prior to the Note date, however there is no documentation showing the first distribution took place.  Please provide letters from the organization providing the income or retirement award and copy of the statements providing confirmation of transfer.  Additional conditions may apply.

05/28/2019- Co Borrower VVOE provided. Lender provided screen shot from XXXXXXXX showing regular monthly withdrawals of $X,XXX.XX has begun prior to closing. Account balance is more than sufficient to meet 3-year withdrawal continuance. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  260.20 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $7,422 in disposable income   Full Documentation Loan qualified under Full Documentation requirements.

FSMT0029	40278398-1e78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Guidelines require 2 months' investor portfolio statements to support Money Market account Asset.  Only one month is documented in file.  Please provide additional consecutive months' account for Money Market asset.

05/28/2019-One-month XXXXXXXX account has beginning account value and is acceptable as two-month statement. Lender provided 2 months additional bank statement for an additional XXXXXXXX account for $XXX,XXX.XX. Both Borrowers are of retirement age and may access funds without penalty. Sufficient assets verified. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  260.20 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $7,422 in disposable income   Full Documentation Loan qualified under Full Documentation requirements.

FSMT0029	3f1c56eb-eb77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  260.20 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $7,422 in disposable income   Full Documentation Loan qualified under Full Documentation requirements.

FSMT0029	817a1d9a-2278-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of hazard and flood insurance, and missing income and asset documentation		05/28/2019- Income, assets, and insurance provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  260.20 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $7,422 in disposable income   Full Documentation Loan qualified under Full Documentation requirements.

FSMT0057	f71db504-2a86-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for REO properties #2 and #3 on the final application not provided.		06/06/19: Lender provided evidence of taxes and insurance for REO properties #2 and #3 on the final application. Condition cleared.
Years Self Employed Borrower has 7 years self-employed. Reserves are higher than guideline minimum UW Guides require 23.84 months reserves, borrower qualified with 25.90 months reserves. Full Documentation Loan is full documentation.

FSMT0057	42fcca77-f439-40c6-bbf7-b6a30058d823	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/31/2019: This finding is deemed non-material and rated a B.
Years Self Employed Borrower has 7 years self-employed. Reserves are higher than guideline minimum UW Guides require 23.84 months reserves, borrower qualified with 25.90 months reserves. Full Documentation Loan is full documentation.

FSMT0057	9f9cd737-119e-419d-b387-53f803fc67b8	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of taxes and insurance.		06/06/19: Lender provided evidence of taxes and insurance for REO properties #2 and #3 on the final application. Condition cleared.
Years Self Employed Borrower has 7 years self-employed. Reserves are higher than guideline minimum UW Guides require 23.84 months reserves, borrower qualified with 25.90 months reserves. Full Documentation Loan is full documentation.

FSMT0048	50c0c80f-ec75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.81% Years on Job Borrower has 13 years on job CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.40%

FSMT00215	2469e17f-bc8b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	Per AUS, 6 month's reserves are required. Assets verified do not support the 6 month's required reserves due to asset statements not including the breakdown for the savings account.		06/17/19: Lender provided the complete bank statements for the accounts listed on the 1003. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,700 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749. Years on Job Borrower has 11 years on job.

FSMT00215	12c0bd27-246f-46cb-9d84-4272ca5fffb4	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		06/11/2019: This finding is deemed non-material with a final grade of a “B”
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,700 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749. Years on Job Borrower has 11 years on job.

FSMT00215	20a71662-bc8b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing complete asset statement for savings account.		06/17/19: Lender provided the complete bank statements for the accounts listed on the 1003. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,700 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749. Years on Job Borrower has 11 years on job.

FSMT00215	c3665266-a36c-48dd-a469-79182d83accf	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of Lender application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		06/11/2019: This finding is deemed non-material with a final grade of a “B”
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,700 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749. Years on Job Borrower has 11 years on job.

FSMT0095	d362f8a1-9e75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 83 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 6 years Years on Job Borrower has 7 years on job

FSMT0095	04c21712-55a0-40e3-ae75-1fdd0165318b	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/13/2019: This finding is deemed non-material and rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 83 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 6 years Years on Job Borrower has 7 years on job

FSMT0095	8b5e74ab-9b75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Notary fee in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower. No Cure.		05/13/2019: This finding is deemed non-material and rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 83 months payment history with no late payments reported Years in Primary Residence Borrower has resided in subject for 6 years Years on Job Borrower has 7 years on job

FSMT00140	8bba3ed0-9175-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 25.54% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10 months’ reserves

FSMT0070	bc7bbb48-9778-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		05/22/19: Lender provided the VVOE dated within 10 business days prior to the note date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.11% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 9.20 months’ reserves

FSMT0070	1e97b740-9778-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.11% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 9.20 months’ reserves

FSMT0070	0bed2ffe-9678-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to verification of employment not dated within 10 days of note.		05/22/19: Lender provided the VVOE dated within 10 business days prior to the note date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.11% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 9.20 months’ reserves

FSMT00127	0ceedb44-3f77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 83.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786

FSMT0099	cafcaae2-c775-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.93%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.67%

FSMT00100	a151c3f6-d278-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.18 months reserves, loan qualified with 35.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $3,742 in disposable income

FSMT00123	e52d91d2-ba75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.2 months reserves Years in Field Borrower has 25 years in Field   Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,638 in disposable income

FSMT0065	abf008d7-6676-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.04% Reserves are higher than guideline minimum UW Guides require 13.12 months reserves, loan qualified with  159.20  months reserves Years on Job Borrower has 6 years on job

FSMT00135	a2c4cf36-ae78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	Per AUS, rental income should be verified by lease or most recent tax return. Missing evidence of lease or tax return to support rental income used.		05/22/19: Lender provided the XXXX tax return to support the rental income used to qualify. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.21%

FSMT00135	6f1614f8-ab78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements to verify 6 month's reserves. Missing evidence of bank statements verifying required reserves.		05/22/19: Lender provided the 2 months bank statements verifying the 6 months reserves. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.21%

FSMT00135	554eadda-ab78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		05/22/19: Lender provided the VVOE for the borrower, dated within 10 business days prior to the note. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.21%

FSMT00135	1b4e7b32-af78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.21%

FSMT00135	42b7b335-b078-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to VVOE not within 10 days of note, missing asset documentation and missing income documentation.		05/22/19: Lender provided the VVOE, asset and income documentation. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 64.21%

FSMT004	3bcd6f2c-166d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required to complete the HMDA Data Review not provided. Lender to provide HMDA Data.		HMDA data provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 67.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.15% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725

FSMT00128	20959186-b476-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 9.52 months reserves, loan qualified with  47.0 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.88% Years Self Employed Borrower has 14 years Self Employed

FSMT0080	30b0d4b5-8476-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.53  months reserves, loan qualified with  30.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11% Years in Field Borrower has 25 years in Field

FSMT0080	06457058-4a77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	Missing Appraisal Completion Cert	The appraisal is subject to repairs or subject to completion. Satisfactory completion certificate not provided.	05/21/2019: 1004D Completion report	05/21/2019: Lender provided the 1004D Completion report. condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.53  months reserves, loan qualified with  30.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.11% Years in Field Borrower has 25 years in Field

FSMT00115	2a4c41f5-1b77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 1.84 months reserves, loan qualified with 57.40 months reserves Years in Field Borrower has 18 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 45 months payment history with no late payments reported

FSMT0022	04a31ef6-2a78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Description: HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.19%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.

FSMT0024	50105745-b675-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		05/20/2019- VVOE on borrower provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 9.40 months’ reserves, loan qualified with 39 months’ reserves

FSMT0024	4ce0a811-b675-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 9.40 months’ reserves, loan qualified with 39 months’ reserves

FSMT0024	addb1b25-b875-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing the verification of employment.		05/20/2019- VVOE on borrower provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 9.40 months’ reserves, loan qualified with 39 months’ reserves

FSMT007	ab58f705-156d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required to complete the HMDA Data Review not provided. Lender to provide HMDA Data.		HMDA data provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 69.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.65% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725

FSMT00144	f028b4ef-8085-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		06/11/19: The lender provided the limited project review certification per guidelines. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.19% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 55.40 months reserves

FSMT00144	e412eb0c-3f86-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing condo questionnaire		06/11/19: The lender provided the limited project review certification per guidelines. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.19% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 55.40 months reserves

FSMT00300	2e0a9c3d-f898-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Informational purposes only. Due Diligence firm to complete		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.99% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  32.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782

FSMT0037	46db20d7-1e77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 1.68 months reserves, loan qualified with  68.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.88% Years on Job Borrower has 16 years on job

FSMT0046	324114d8-d677-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Years in Field Borrower has 20 years in Field

FSMT00132	87fe6499-bd77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require  7 months reserves, loan qualified with 117.30 months reserves. Years Self Employed Borrower has 15 years Self Employed.

FSMT00132	9de21a11-bf77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The final Closing Disclosure reflects the Title-Notary fee payee as XXX and it should be the service provider.		5/16/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require  7 months reserves, loan qualified with 117.30 months reserves. Years Self Employed Borrower has 15 years Self Employed.

FSMT00132	5e9373d3-e76f-4870-b806-b7c3254cf3d4	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender reflect HOA payment of $XXX vs actual of XXX.
5/16/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require  7 months reserves, loan qualified with 117.30 months reserves. Years Self Employed Borrower has 15 years Self Employed.

FSMT00134	06fbe42d-fe77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	All pages of the title was not provided.		05/21/19: Lender provided all pages of the title commitment. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809. LTV is lower than guideline maximum W Guides maximum LTV of 80%, loan qualified with LTV of 70%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,919.30 in disposable income.

FSMT00134	3791f654-fd77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements, 1 month investor portfolio statements, 1 month 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase. The loan file is missing XXXXXXXXX and XXXXXXXXXXXX second month bank statements. Additionally, the loan file does not contain XXXXXXXXXXXXXXX IRA statement. The IRA statements provided in file are XXX statements and only ending balance is provided.
05/21/19: Lender provided a revised AUS removing the need for the statements requested, along with complete IRA statements. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809. LTV is lower than guideline maximum W Guides maximum LTV of 80%, loan qualified with LTV of 70%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,919.30 in disposable income.

FSMT00134	a46f4e2b-fd77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809. LTV is lower than guideline maximum W Guides maximum LTV of 80%, loan qualified with LTV of 70%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,919.30 in disposable income.

FSMT00134	19df5086-ff77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing asset documentation		05/21/19: Lender provided a revised AUS removing the need for the statements requested, along with complete IRA statements. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809. LTV is lower than guideline maximum W Guides maximum LTV of 80%, loan qualified with LTV of 70%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $4,919.30 in disposable income.

FSMT0064	140ce47c-2b77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.59%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.23%.

FSMT0096	d89a7cba-321a-41ec-9b68-058457b49370	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		6/3/2019: This finding is deemed non-material with a final grade of a “B”.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99.60 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,512.05 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778

FSMT00271	ebb58394-fc77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	File is missing evidence disability income will continue for 3 years.	06/13/2019: updated AUS	06/14/2019: An updated Approved/Eligible AUS was provided, which excluded the Borrower's disability income. Exception cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require  34 months reserves, loan qualified with 713 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT00271	deca88f3-e477-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require  34 months reserves, loan qualified with 713 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT00271	907da458-8e85-4d24-a19d-a6a43f0c06e8	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's and Broker's Affiliated Business Disclosure.		5/15/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require  34 months reserves, loan qualified with 713 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT00271	a749f87b-fd77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence disability income will continue for 3 years.	06/13/2019: updated AUS	06/14/2019: An updated Approved/Eligible AUS was provided, which excluded the Borrower's disability income. Exception cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require  34 months reserves, loan qualified with 713 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT00271	825fc9bd-e677-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure is paid to the Lender and should be paid the service provider or XXX the service provider.		5/15/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require  34 months reserves, loan qualified with 713 months reserves. Years Self Employed Borrower has 6 years Self Employed.

FSMT0032	673ba289-bc78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 785 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 329.60  months reserves. Years Self Employed Borrower has 13.3  years Self Employed.

FSMT00217	9595b7be-1678-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 42.79  months reserves, loan qualified with 157.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.45% Years Self Employed Borrower has 31 years Self Employed

FSMT00217	4cdba245-1983-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing
(Added 05/30/2019): CDA returned a value of $X,XXX,XXX.XX. The Origination Appraisal Value was $X,XXX,XXX.XX. The variance of -18.31% is outside the 10% tolerance. Lender must order and provide DD Firm with a Field Review supporting the Origination Appraisal Value.
06/20/2019: A field review has been received and it supports the origination appraisal value. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 42.79  months reserves, loan qualified with 157.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.45% Years Self Employed Borrower has 31 years Self Employed

FSMT00112	c7caf0c1-1878-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 38.93  months reserves, loan qualified with  140.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.45% Years Self Employed Borrower has 31 years Self Employed

FSMT00112	1a77b2d0-1878-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 32.84%, however the 1008 reflect a DTI of 28.146%.
05/22/19: Lender provided the revised 1008 with a DTI of 32.844%. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 38.93  months reserves, loan qualified with  140.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.45% Years Self Employed Borrower has 31 years Self Employed

FSMT00112	e41254ab-dc78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet TQM due to missing updated AUS matching the DTI from the 1008.		05/22/19: Lender provided the revised 1008 with a DTI of 32.844%. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 38.93  months reserves, loan qualified with  140.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.45% Years Self Employed Borrower has 31 years Self Employed

FSMT00109	0cf6a785-1a78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 23.69 months reserves, loan qualified with  66.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.45% Years Self Employed Borrower has 31 years Self Employed

FSMT0069	f8918fef-5c76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  8.30 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,010 in disposable income

FSMT0069	3a2fbe1d-6576-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a completed third party fraud report. DRIVE report in file is Auto Refer with score = 0. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
05/21/19: Lender provided the complete fraud report with all outstanding issues addressed. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  8.30 months reserves Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $11,010 in disposable income

FSMT00119	bd4a884f-d977-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		05/31/2019: Final application provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.65%

FSMT00119	73e7811c-4f77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Assets verified of $XX,XXX.XX, minus cash to close of $XXX,XXX.XX = -$XXX,XXX.XX for reserves which is not sufficient and results in shortage of funds to close by $XXX,XXX.XX.
06/04/19: Subject transaction had equity from a 1031 exchange. Lender provided the exchange documents and evidence of receipt. Condition cleared.  05/30/19: Please provide evidence of receipt of funds. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.65%

FSMT00119	b5e19543-5177-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.65%

FSMT00119	6ff7e058-5177-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		05/21/19: Lender provided the hazard insurance declaration for the subject property. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.65%

FSMT00119	b9e434b6-4e77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
Agency Guidelines require loan data to be resubmitted to FNMA if the data changes from the time the AUS was last run. The most recent AUS in file reflects 'Approve / Ineligible'. Additional conditions may apply.
05/21/19: Lender provided a revised AUS showing Approve/Eligible. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.65%

FSMT00119	c6b93770-4e77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to an invalid AUS, insufficient reserves, and missing evidence of hazard insurance for the subject property
06/04/19: Subject transaction had equity from a 1031 exchange. Lender provided the exchange documents and evidence of receipt. Condition cleared.05/30/19: Please provide evidence of receipt of funds. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 737 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.65%

FSMT0041	689a42db-7875-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Years on Job Borrower has 14 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 809 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.80 months reserves.

FSMT0041	f6586b1e-7b75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		5/13/2019: This finding is deemed non-material and rated a B.
Years on Job Borrower has 14 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 809 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.80 months reserves.

FSMT0041	974b30c2-7a75-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report, Flood and Tax Service Fees on the final Closing Disclosure is paid to the Lender and Broker. The fees should be paid to the service provider or XXX the service provider.		5/13/2019: This finding is deemed non-material and rated a B.
Years on Job Borrower has 14 years on job. FICO is higher than guideline minimum UW Guides require a FICO score 809 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.80 months reserves.

FSMT00104	76366c7e-5c77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.73%. Years in Field Borrower has 39 years in Field.

FSMT00104	0d73efb7-b66c-4f98-a37c-47cee54742ef	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/16/2019: This finding is deemed non-material under SFIG and rated a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.73%. Years in Field Borrower has 39 years in Field.

FSMT00104	57a147a7-5c77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure is missing the name of the actual service provider or paid by the broker “XXX” (3rd party).		05/16/2019: This finding is deemed non-material under SFIG and rated a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.73%. Years in Field Borrower has 39 years in Field.

FSMT0049	ae23bcfe-dc78-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 3.98 months reserves, loan qualified with  33.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.65% Years in Field Borrower has 12 years in Field

FSMT0049	2243905a-a810-4ceb-82fc-9c6ac8d1ddae	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		05/17/2019: This finding is deemed non-material with final grade B.
Reserves are higher than guideline minimum UW Guides require 3.98 months reserves, loan qualified with  33.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.65% Years in Field Borrower has 12 years in Field

FSMT0083	4d3f872f-4a76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 Years Self Employed Borrower has 11 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 1.90 months’ reserves

FSMT0089	66bb5ffc-e077-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802. CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with LTV of 71.86%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,615.42 in disposable income.

FSMT0027	59db0466-5273-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.53% Reserves are higher than guideline minimum UW Guides require 9.74 months’ reserves, loan qualified with 99 months’ reserves

FSMT0027	615304a5-5d73-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Evidence of PITIA for property #2 on the final application not provided.		05/16/19: Lender provided evidence of PITIA for property #2 on the final application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.53% Reserves are higher than guideline minimum UW Guides require 9.74 months’ reserves, loan qualified with 99 months’ reserves

FSMT0027	e57b752e-5c73-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Missing evidence of REO #2 PITIA.		05/16/19: Lender provided evidence of PITIA for property #2 on the final application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.53% Reserves are higher than guideline minimum UW Guides require 9.74 months’ reserves, loan qualified with 99 months’ reserves

FSMT00237	bd8d30ca-9d8b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.		06/19/2019- AUS provided. Condition cleared.
No Mortgage Lates Ccredit report verifies 48 months payment history with no late payments reported Years Self Employed Borrowers Self Employed for 15 years. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

FSMT00321	b911e72e-d099-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 37.02 months’ reserves, loan qualified with 371.80 months’ reserves  Years Self Employed Borrower has 20 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $86,325.13 in disposable income

FSMT0078	a645292c-3c77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 10.76 months reserves, loan qualified with  61.80 months reserves Years on Job Borrower has 17 years on job Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $10,120 in disposable income

FSMT00263	6253109d-0e12-4881-9130-b46fad199885	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.		This finding is deemed non-material with a final grade of a “B”.	Years on Job Borrower has 8.6 years on job Years in Field Borrower has 26 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797
FSMT0025	a0b2aa7b-637d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	5.6 mos. < 6 mos. required, per lender. Assets verified of $XX,XXX.XX, minus cash to close of $XX,XXX.XX = $X,XXX.XX for reserves which is not sufficient for the subject.		06/05/19: Lender provided a more recent bank statement verifying sufficient reserves. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Years on Job Borrower has 10 years on job

FSMT0025	a1371039-d07c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		06/06/19: The lender provided the limited project review certification per guidelines. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Years on Job Borrower has 10 years on job

FSMT0025	97e95e27-647d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to insufficient reserves and missing condo questionnaire
06/06/19: The lender provided the limited project review certification per guidelines. Condition cleared.06/05/19: Lender provided a more recent bank statement verifying sufficient reserves. Please provide the condominium questionnaire. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.58% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Years on Job Borrower has 10 years on job

FSMT0021	efa8b657-b37c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	All pages of the final application was not provided. File only contains first 2 pages of Co-Borrower 1.		05/31/2019: The final application for Co-Borrower 1 has been provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 93.70 months reserves Years on Job Borrower has 13 years on job

FSMT00326	f256d403-a481-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	HMDA Data required to complete the HMDA Data Review not provided. Lender to provide HMDA Data.		08/02/2019 HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 113 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.05% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726

FSMT00168	c679547a-5bc8-4589-9935-c19b32114254	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		6/12/2019: This finding is deemed non-material and rated a B.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,154.63 in disposable income   Reserves are higher than guideline minimum UW Guides require 11.21 months reserves, loan qualified with 26.80 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.42%

FSMT00168	280034f0-fc14-4429-9b11-ecbac875073e	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		6/12/2019: This finding is deemed non-material and rated a B.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,154.63 in disposable income   Reserves are higher than guideline minimum UW Guides require 11.21 months reserves, loan qualified with 26.80 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.42%

FSMT00168	f4d788e8-7443-449b-8423-5cb3a8fcaaca	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
6/12/2019: This finding is deemed non-material and rated a B.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $10,154.63 in disposable income   Reserves are higher than guideline minimum UW Guides require 11.21 months reserves, loan qualified with 26.80 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.42%

FSMT0077	7927ffdd-1a77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.01%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.85%.

FSMT0014	bd20ff64-7176-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 230.60 months’ reserves

FSMT0014	2557a076-7176-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for REO property #2 on the final loan application.		06/05/19: Lender provided evidence of the HOA dues. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 230.60 months’ reserves

FSMT0014	cf9c54ba-7113-4f35-9972-d83fa3aa954f	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing HOA documentation for REO #2.		06/05/19: Lender provided evidence of the HOA dues. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 24.90% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 230.60 months’ reserves

FSMT00107	024c8cb3-f693-4745-bef3-e00165c659a7	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. This finding is deemed non-material and rated a B.		06/03/2019: This finding is deemed non-material with a final grade of a “B”.
Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 2 months’ reserves  Years in Field Borrower has 25 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,803.52 in disposable income

FSMT0079	c67314af-6f76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  21.50 months reserves Years on Job Borrower has 10 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

FSMT0079	efdb033e-8e76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for Co-Borrower is missing.		05/29/2019- Co borrower VVOE provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  21.50 months reserves Years on Job Borrower has 10 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

FSMT0079	81f5a526-9176-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to Failure to obtain 3rd party verification of employment for Co-Borrower.		05/29/2019- Co borrower VVOE provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  21.50 months reserves Years on Job Borrower has 10 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

FSMT0055	16d88827-1d77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 18.2 months’ reserves

FSMT0055	a138ad29-c9a3-4ea8-9e0e-13443ff7565d	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		05/15/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 18.2 months’ reserves

FSMT0055	59b34f32-1a77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Tax Service and Flood Cert fees in section B of the final Closing Disclosure are paid to the Lender and should be paid to the service provider or XXX the service provider. The Credit report fee in Section B of the final Closing Disclosure is paid to the Lender should be paid to the service provider or XXX the service provider.
05/15/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 18.2 months’ reserves

FSMT0052	ee242f8f-3d77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 38.5 months reserves, loan qualified with  366.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.67% Years in Field Borrower has 18 years in Field

FSMT0052	9b423b98-3d77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 38.80%, however the 1008 and audit calculations reflects a DTI of 27.67%
05/30/19: Lender provided a revised AUS. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 38.5 months reserves, loan qualified with  366.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.67% Years in Field Borrower has 18 years in Field

FSMT0052	427c96ed-5177-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to an invalid AUS		05/30/19: Lender provided a revised AUS. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 38.5 months reserves, loan qualified with  366.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.67% Years in Field Borrower has 18 years in Field

FSMT0092	73ff283e-ea77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 23.74% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 90 months’ reserves

FSMT0015	11a12b80-723d-485a-8286-a8316b098893	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/03/2019: This finding is deemed non-material with a final grade of a “B”.
FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 680 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.98 Years in Field Borrower in job field for 10 years.

FSMT0015	0ff685f0-0a86-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file.		06/06/2019: Note provided. Exception cleared.
FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 680 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 64.98 Years in Field Borrower in job field for 10 years.

FSMT0040	d5a6e108-4177-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a DTI of 38.71%. Due to the improper calculation of rental income, the actual DTI is 43.88%. The AUS did not include all other payments and total expense payment used was less than the difference between subject neg rent and present housing payment.

05/28/2019- Lender provided updated 1003 reflecting corrected primary housing payment. P&I payment matches to credit report. RE taxes higher and insurance higher. Overall payment is now lower. As payment matches to credit report audit is accepting. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 59.62%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,737.93 in disposable income.

FSMT0040	c5f4cc2c-8a76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 59.62%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,737.93 in disposable income.

FSMT0040	aea56381-7554-4320-8ee6-31f349d2e801	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeds guidelines
05/28/2019- Lender provided updated 1003 reflecting corrected primary housing payment. P&I payment matches to credit report. RE taxes higher and insurance higher. Overall payment is now lower. As payment matches to credit report audit is accepting. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 59.62%. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,737.93 in disposable income.

FSMT00102	f61555a5-8376-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score  775 loan qualified with FICO of 680.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 397.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualified with $5,543.97 disposable income.

FSMT00149	6b3237d5-8884-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing evidence of newly established PITIA for REO property #1 on the final application.		06/06/19: Lender provided evidence of newly established PITIA for REO property #1 on the final application. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9.89 months’ reserves, loan qualified with 13.30 months’ reserves  Years Self Employed Borrower has 3 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,147.98 in disposable income

FSMT00149	aa5d4318-8884-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Satisfy Existing Debt	AUS requires satisfaction of existing lien on REO property #1 reported on credit report. Satisfaction not provided.
06/06/19: Lender provided the credit supplement and evidence of newly established PITIA for REO property #1 on the final application. Condition cleared. 06/06/19: AUS requires satisfaction of existing lien on REO property #1 reported on credit report. Please provide evidence of satisfaction, such as credit supplement showing paid/close. Condition maintained.

Reserves are higher than guideline minimum UW Guides require 9.89 months’ reserves, loan qualified with 13.30 months’ reserves  Years Self Employed Borrower has 3 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,147.98 in disposable income

FSMT00149	e3bb5ec4-8984-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for REO property #1 on the final application. VOM required to verify.		06/06/19: Lender provided the payment history for REO property #1 on the final application. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9.89 months’ reserves, loan qualified with 13.30 months’ reserves  Years Self Employed Borrower has 3 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,147.98 in disposable income

FSMT00149	bb86d15b-a526-4383-baa8-607f1b328e57	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/03/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 9.89 months’ reserves, loan qualified with 13.30 months’ reserves  Years Self Employed Borrower has 3 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,147.98 in disposable income

FSMT00149	a9d3067d-8a84-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing satisfaction of lien, evidence of newly established PITIA, and housing history for REO property #1 on the final application.
06/06/19: Lender provided the credit supplement and evidence of newly established PITIA for REO property #1 on the final application. Condition cleared. 06/06/19: Lender provided evidence of newly established PITIA and payment history for REO property #1 on the final application. AUS requires satisfaction of existing lien on REO property #1 reported on credit report. Please provide evidence of satisfaction, such as credit supplement showing paid/close. Condition maintained.

Reserves are higher than guideline minimum UW Guides require 9.89 months’ reserves, loan qualified with 13.30 months’ reserves  Years Self Employed Borrower has 3 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,147.98 in disposable income

FSMT0036	4dee1f3f-3b77-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 816 Reserves are higher than guideline minimum UW Guides require 10 months reserves, loan qualified with 54.50 months reserves. Years in Field Borrower has 15 years in Field.

FSMT00297	279ed3e8-3be1-4073-a63f-562f2467422d	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		06/10/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  70.50 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20 FICO is higher than guideline minimum : UW Guides require FICO of 68, loan qualified with FICO of 716

FSMT00297	7c665fbe-4070-41c1-b3c8-5c2997deabfa	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		06/10/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  70.50 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20 FICO is higher than guideline minimum : UW Guides require FICO of 68, loan qualified with FICO of 716

FSMT00297	89a597ad-6dde-4664-8802-8315c4c9b276	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial LE was not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX. No cure.		06/19/2019- Initial LE dated X/X/XXXX provided. Condition cleared.
Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  70.50 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20 FICO is higher than guideline minimum : UW Guides require FICO of 68, loan qualified with FICO of 716

FSMT00297	073585ef-5805-4bfc-9e12-6c9838cc7028	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood certification and the Tax certification fee charged by the settlement service provider in section B of the final Closing Disclosure is missing the correct payee as the CD reflects the lender as payee.  Provide corrected CD and letter of explanation to the Borrower.
06/10/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  70.50 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20 FICO is higher than guideline minimum : UW Guides require FICO of 68, loan qualified with FICO of 716

FSMT00297	838a8028-708b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE does not reflect a good faith estimate for Pre-paid property taxes. The final CD reflects Pre-paid property taxes of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/25/19: Lender provided the corrected CD, LOE, copy of refund and evidence of delivery to the borrower. Loan will be graded a B.
Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  70.50 months reserves DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.20 FICO is higher than guideline minimum : UW Guides require FICO of 68, loan qualified with FICO of 716

FSMT0050	1680fda4-2f73-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
General Comp Factor 1 UW Guides maximum DTI of 45%, loan qualified with DTI of 19.26% General Comp Factor 1 UW Guides require FICO of 680, loan qualified with FICO of 792 General Comp Factor 1 UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.54%

FSMT0056	54be0c4d-5773-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  126.8 months reserves DTI is lower than guideline maximum  UW Guides maximum DTI of 45%, loan qualified with DTI of 9.05% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

FSMT00110	97fd8ad7-947d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 10 days prior to the note date as required by AUS was not provided for co-borrower’s secondary employer.
06/06/19:  WWVOE dated within 10 days of closing for co-borrower's secondary employer. Loan file also contains VVVOE for borrower's second employer Condition cleared. 06/04/19: According to the AUS in the file, a 10-day pre-closing verification (10-day PCV) is required for each source of employment income used to qualify. The 10-day PCV must be dated no more than 10 Business Days prior to the Note Date or after the Note Date but prior to the Delivery Date. Condition maintained.

Years on Job Borrower has 16 years on job Reserves are higher than guideline minimum AUS require 1.92 months’ reserves, loan qualified with 19.50 months’ reserves  No Mortgage Lates Credit report verifies 99+ months’ payment history with no late payments reported

FSMT00110	69efc2b6-a41c-4609-8b96-401742ff5885	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing a verbal verification of employment for the Co-Borrower secondary employment.
06/06/19:  WWVOE dated within 10 days of closing for co-borrower's secondary employer. Loan file also contains VVVOE for borrower's second employer Condition cleared.  06/04/19: According to the AUS in the file, a 10-day pre-closing verification (10-day PCV) is required for each source of employment income used to qualify. The 10-day PCV must be dated no more than 10 Business Days prior to the Note Date or after the Note Date but prior to the Delivery Date. Condition maintained.

Years on Job Borrower has 16 years on job Reserves are higher than guideline minimum AUS require 1.92 months’ reserves, loan qualified with 19.50 months’ reserves  No Mortgage Lates Credit report verifies 99+ months’ payment history with no late payments reported

FSMT00116	f7715438-a684-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.
06/13/19: Lender provided a copy of the third-party fraud report.  All outstanding issues have been addressed. Condition cleared.06/06/19: Lender provided a copy of the third-party fraud report.  All outstanding issues have not been addressed. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815

FSMT00116	c6b0f8dd-5998-4b7c-b540-72cb678b99c6	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/03/2019: This finding is deemed Non-Material with final grading of B.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.931% Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815

FSMT00103	114628c1-1374-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  136.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.72% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802

FSMT0013	7b6b7147-6476-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45%. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%.

FSMT00120	6037f9c5-737d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property B. Per AUS, both IRS Form 1040 Schedule E and/or a current lease/rental agreement is necessary to verify all consumer rental income.	06/05/2019: Please confirm address for "Rental Property B" is xxxxx Dr. and NOT subject property. Remove the rental income and DTI is at 23%. Did not increase more than 3%.
06/07/19: Lender provided a revised AUS and a copy of the most recent tax return including schedule E.  Condition cleared.  06/06/2019: The audit figures do not have rental income for the subject property. Please provide a current lease or recent Schedule E for the $X,XXX.XX per month rental income on property B, used to qualify the Borrower. If the above-mentioned rental income is not properly verified and ultimately removed from the audit figures, the audit DTI would be 27.19%. Exception remains.05/30/19: Rental income from this investment property is being used to qualify. Per AUS, both IRS Form 1040 Schedule E and/or a current lease/rental agreement is necessary to verify all consumer rental income. Condition maintained.

Reserves are higher than guideline minimum loan qualified with 372 months reserves DTI is lower than guideline maximum loan qualified with DTI of 22.74% FICO is higher than guideline minimum loan qualified with FICO of 813

FSMT00120	fc25499d-a87d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Rescind	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing current lease/rental agreement for rental property B.
06/06/2019: TQM is not applicable to an investor purchase transaction. Exception rescinded.05/30/19: Rental income from this investment property is being used to qualify. Per AUS, both IRS Form 1040 Schedule E and/or a current lease/rental agreement is necessary to verify all consumer rental income. Condition maintained.

Reserves are higher than guideline minimum loan qualified with 372 months reserves DTI is lower than guideline maximum loan qualified with DTI of 22.74% FICO is higher than guideline minimum loan qualified with FICO of 813

FSMT00284	fa135e01-8bef-48c7-a122-5f4894778ad3	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker		6/07/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  90.50 months reserves Disposable Income is higher than guideline minimum : UW Guides require $0.00 in disposable income, loan qualified with $5,627.87 in disposable income   Years Self Employed Borrower has 35 years Self Employed

FSMT00284	ede53c9b-eacc-431f-a899-b95a62a584bc	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Broker Application is dated XX/XX/XXXX.		6/07/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  90.50 months reserves Disposable Income is higher than guideline minimum : UW Guides require $0.00 in disposable income, loan qualified with $5,627.87 in disposable income   Years Self Employed Borrower has 35 years Self Employed

FSMT00284	7fca4a6c-8389-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial LE was not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Broker Application is dated XX/XX/XXXX. No Cure.		06/18/2019- LE and WLSP dated X/X/XXXX provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  90.50 months reserves Disposable Income is higher than guideline minimum : UW Guides require $0.00 in disposable income, loan qualified with $5,627.87 in disposable income   Years Self Employed Borrower has 35 years Self Employed

FSMT00284	97b0e23d-d1e1-409f-9a9d-657e20e7c6f7	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE does not reflect a good faith estimate for Section F pre-paid property taxes. The final CD reflects Section F pre-paid property taxes of $X,XXX.XX resulting in a $X,XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/17/19: Further review of the LE indicates that the property taxes are disclosed in section G, and included in the estimated payment amount. Disclosure is sufficient. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  90.50 months reserves Disposable Income is higher than guideline minimum : UW Guides require $0.00 in disposable income, loan qualified with $5,627.87 in disposable income   Years Self Employed Borrower has 35 years Self Employed

FSMT00322	b40c90e0-915f-4356-92dc-f0f95ea31a36	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender		06/11/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 113.9 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 23.43% DTI. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 58.83% CLTV.

FSMT00322	3daeb455-ff60-4890-b212-2380faab322b	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		06/11/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 113.9 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 23.43% DTI. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 58.83% CLTV.

FSMT00322	1c078d39-5805-4806-a612-62f3f38be4ba	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		06/11/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 113.9 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 23.43% DTI. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 58.83% CLTV.

FSMT00322	c6a58496-f93b-4a76-b988-5057e5af038b	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial LE is dated XX/XX/XXXX and the broker application date is XX/XX/XXXX. No cure		06/26/19: Lender provided the initial LE. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 113.9 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 23.43% DTI. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 58.83% CLTV.

FSMT00322	3ef5d048-3e39-4bfc-b628-ab50b9deb806	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file		06/11/2019: This finding is deemed non-material under SFIG and rated a “B”
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 113.9 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 23.43% DTI. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with an 58.83% CLTV.

FSMT00139	5d39e4b5-9b50-44ab-b0a0-75ea1cb16fd2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		5/31/2019: This finding is deemed non-material with a final grade of a “B”.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $9,717 77 in disposable income   Full Documentation Loan is a Full Documentation loan.

FSMT00147	bdfe5eb9-7b88-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. The AUS in file is not legible. Additional conditions may apply.		06/17/19: Lender provided the AUS results. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 28.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 Years on Job Borrower has 24 years on job

FSMT0042	58a178c0-3e7d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		06/03/19: Lender provided the hazard insurance declaration for the subject property. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.2 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 132 months payment history with no late payments reported

FSMT0042	5cd22dec-897d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing a hazard insurance declaration for the subject property		06/03/19: Lender provided the hazard insurance declaration for the subject property. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 42.2 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 132 months payment history with no late payments reported

FSMT0094	bbc67351-6c7d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower.		06/04/19: Lender provided the VVOE dated within 10 days of the note. Condition cleared.
Reserves are higher than guideline minimum AUS requires 10.47 months’ reserves, loan qualified with 29.80 months’ reserves  No Mortgage Lates The credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum Maximum DTI of 45%, loan qualified with DTI of 42.59%

FSMT0094	68d3286e-6d7d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The AUS reflected no consumer debt was included in the DTI ratio. The Borrower's actual consumer debt was $XX.XX per month.
06/05/19: Lender provided the revised AUS reflecting the consumer debt and correct DTI. Condition cleared.
Reserves are higher than guideline minimum AUS requires 10.47 months’ reserves, loan qualified with 29.80 months’ reserves  No Mortgage Lates The credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum Maximum DTI of 45%, loan qualified with DTI of 42.59%

FSMT0094	597680a9-707d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing verification of employment and an invalid AUS		06/04/19: Lender provided the revised AUS reflecting the consumer debt and correct DTI. Lender provided the VVOE dated within 10 days of the note. Condition cleared.
Reserves are higher than guideline minimum AUS requires 10.47 months’ reserves, loan qualified with 29.80 months’ reserves  No Mortgage Lates The credit report verifies 48 months’ payment history with no late payments reported DTI is lower than guideline maximum Maximum DTI of 45%, loan qualified with DTI of 42.59%

FSMT00106	cfb7281e-5376-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months’ payment history with no late payments reported.

FSMT00106	c1e960a3-7c74-4058-8b99-6d1a96095bce	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure.		05/14/2019: This finding is deemed non-material under SFIG and rated a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months’ payment history with no late payments reported.

FSMT00106	47b5446a-ec51-4132-9519-2ad82eaddb48	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The credit report, flood certificate, and tax service fee in section B of the final Closing Disclosure is missing the name of the actual service provider or paid by the (broker/lender) “XXX” (3rd party).
05/14/2019: This finding is deemed non-material under SFIG and rated a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months’ payment history with no late payments reported.

FSMT00106	8b1b9d3f-42bf-4e7e-a976-d44b2caecba4	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/14/2019: This finding is deemed non-material under SFIG and rated a “B”
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months’ payment history with no late payments reported.

FSMT00302	71413d88-3489-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Evidence of PITI for the primary residence on the final application not provided.		06/18/19: Lender provided verification of PITI. Condition cleared.
DTI is lower than guideline maximum Borrowers DTI of 41.49% < 45% Max allowed per guidelines FICO is higher than guideline minimum Borrowers FICO of 795 > 680 minimum fico per guidelines Reserves are higher than guideline minimum Borrowers monthly reserves 58.5% > 6 months reserve requirement

FSMT00302	7c2a69f7-3789-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months for the mortgage with a balance of $XXX,XXX. Payment history not provided on credit report. VOM required to verify.
06/28/19: Lender provided the payment history for the primary residence. Condition cleared. 06/19/19: Please provide payment history for X/XX and X/XX. Condition maintained.06/17/19: Upon further review borrower refinanced their primary property, which resulted in a new mortgage of $XXX,XXX. First payment on the new mortgage is not due yet; however, credit report reflects the payment history up to X/XX, new mortgage is dated X/XX. Lender to provide payment history for X/XX and X/XX. Condition retained. 06/17/19: Lender provided the payment history on the subject. Please provide the payment history on the borrower's primary residence. Condition maintained.

DTI is lower than guideline maximum Borrowers DTI of 41.49% < 45% Max allowed per guidelines FICO is higher than guideline minimum Borrowers FICO of 795 > 680 minimum fico per guidelines Reserves are higher than guideline minimum Borrowers monthly reserves 58.5% > 6 months reserve requirement

FSMT00302	41b9c0dd-b368-4610-9e3d-19135fc59f52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding is deemed non-material and rated a B.
DTI is lower than guideline maximum Borrowers DTI of 41.49% < 45% Max allowed per guidelines FICO is higher than guideline minimum Borrowers FICO of 795 > 680 minimum fico per guidelines Reserves are higher than guideline minimum Borrowers monthly reserves 58.5% > 6 months reserve requirement

FSMT00302	f018238e-ecc4-43dd-bbf9-d42a8ae0c716	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Missing the PITI and verification of mortgage per the AUS.		06/28/19: Lender provided the PITI and payment history for the primary residence. Condition cleared.
DTI is lower than guideline maximum Borrowers DTI of 41.49% < 45% Max allowed per guidelines FICO is higher than guideline minimum Borrowers FICO of 795 > 680 minimum fico per guidelines Reserves are higher than guideline minimum Borrowers monthly reserves 58.5% > 6 months reserve requirement

FSMT00305	ae9cc06a-5798-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Gudies require FICO of 680, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI 45%, loan qualified with DTI of 40.55%

FSMT00253	acdf5b58-4fff-4086-bb28-ac52ed374850	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/10/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.21%. Reserves are higher than guideline minimum UW Guides require 15.91 months reserves, loan qualified with 347.60 months reserves.

FSMT00314	bfdb8472-648c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance and taxes for properties #1 and #2 on the final application not provided.		06/17/19: Lender provided evidence of insurance and taxes for properties #1 and #2 on the final application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 14.20  months reserves, loan qualified with 86.10 months reserves Years on Job Borrower has 20.6 years on job

FSMT00314	9c712d13-658c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of insurance and taxes for properties #1 and #2 on the final application.		06/17/19: Lender provided evidence of insurance and taxes for properties #1 and #2 on the final application. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 14.20  months reserves, loan qualified with 86.10 months reserves Years on Job Borrower has 20.6 years on job

FSMT00186	efbb8199-b68b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation	The AUS requires 1 year personal tax return with schedule E. Schedule E not provided.
06/19/2019- XXXX extension and pages 1 and 2 with schedule E XXXX provided. Condition cleared.06/17/2019- Lender provided page 2 of tax return. AUS condition #13 page 151-152 requires pages 1, 2 and Schedule E. Condition retained.

Reserves are higher than guideline minimum AUS Guides require 11.27  months reserves, loan qualified with  473.40 months reserves Disposable Income is higher than guideline minimum AUS Guides require $0.00 in disposable income, loan qualified with $13,258.33 in disposable income   Years on Job Co-Borrower has 30 years on job

FSMT00186	1d99ae95-b58b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing Schedule E.
06/19/2019- XXXX extension and pages 1 and 2 with schedule E XXXX provided. Condition cleared.06/17/2019- Lender provided page 2 of tax return. AUS condition #13 page 151-152 requires pages 1, 2 and Schedule E. Condition retained.

Reserves are higher than guideline minimum AUS Guides require 11.27  months reserves, loan qualified with  473.40 months reserves Disposable Income is higher than guideline minimum AUS Guides require $0.00 in disposable income, loan qualified with $13,258.33 in disposable income   Years on Job Co-Borrower has 30 years on job

FSMT00212	b733073a-9188-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date		06/18/19: Lender provided the VVOE dated within 10 business days prior to the note date for the Co-borrower. Condition cleared.
FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of  786 Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  168 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%

FSMT00212	4e29556f-9088-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower and co borrower was not provided.		06/18/19: Lender provided a copy of the credit report. Condition cleared.
FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of  786 Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  168 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%

FSMT00212	be6c410f-9188-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing evidence of insurance for REO Properties.
06/19/19: Lender provided the taxes for the REO properties. Condition cleared. 06/18/19: Lender provided the insurance for the REO properties listed on the 1003. Upon further review, the file is missing tax documentation for property 4 on the 1003.  Additional conditions may apply. Condition maintained.

FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of  786 Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  168 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%

FSMT00212	047a0acf-9088-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/18/19: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of  786 Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  168 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%

FSMT00212	57cd75ee-9088-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Payoff Statement	Payoff statement for subject property was missing.		06/19/19: Lender provided evidence the property is free and clear. Condition cleared. 06/18/19: The payoff statement provided does not show figures. Condition maintained.
FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of  786 Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  168 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%

FSMT00212	2a01f660-3942-4292-bc19-ffeb6cc998ed	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing require documentation.		06/19/19: Lender provided evidence the property is free and clear, evidence of tax and insurance, credit report, VVOE, and fraud report. Condition cleared.
FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of  786 Reserves are higher than guideline minimum : UW Guides require 0  months reserves, loan qualified with  168 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.49%

FSMT0023	f3ab3ff2-3f76-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	HMDA Data required for the HMDA Data Review has not yet been received. Investor will not purchase loans without a completed HMDA Data Review.		HMDA Data received condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.40 months reserves Years on Job Borrower has 28 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported

FSMT0023	92c49fde-076d-4ab6-ab35-8c621d7c05c2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/14/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.40 months reserves Years on Job Borrower has 28 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported

FSMT00291	4719ea65-0f8d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing PITI verification for newly refinanced Property #7 and Property #9 on the final application.		06/18/2019- First payment letter and closing CD's on property #7 and #9 verifying PITI payment provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.69%

FSMT00291	d9df6951-638d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan doe snot meet TQM due to missing evidence of Taxes and insurance.		06/18/2019- First payment letter and closing CD's on property #7 and #9 verifying PITI payment provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.69%

FSMT00291	ea606f21-4b8c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report, Flood Certificate and Tax Service fees in section B of the final Closing Disclosure are missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.69%

FSMT0086	9b004429-0b84-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation
Failure to obtain Final CD for concurrent refinances #XXXXXXXXX, XXXXXXXXX & XXXXXXXXX to evidence payoff of XXXX mortgages x3, XXXXX XXXXX XXXX, XXXXX/XXXX XXXX, XXX/XXXX, XXXXX/XXX as well new PITI for each property. Please provide. Additional conditions may apply.
06/06/2019: Requested CDs and evidence of the payoffs were provided. Exception cleared.
FICO is higher than guideline minimum FICO score of 694 > lender requirement of 680 Reserves are higher than guideline minimum Borrowers reserves of $34.80 months > lender required reserves of 25 months.  Years on Job Borrower in the same line of work for at least two years.

FSMT0086	3874b90a-ca52-4b02-ba53-8958b0715c9a	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		06/02/2019: This finding is deemed non-material Per SFIG with a final grade of a “B”.
FICO is higher than guideline minimum FICO score of 694 > lender requirement of 680 Reserves are higher than guideline minimum Borrowers reserves of $34.80 months > lender required reserves of 25 months.  Years on Job Borrower in the same line of work for at least two years.

FSMT0086	748493da-6dc5-4d38-830a-3e6da0024855	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing final CD for the other properties and evidence of debts being paid off.		06/06/2019: Requested CDs and evidence of the payoffs were provided. Exception cleared.
FICO is higher than guideline minimum FICO score of 694 > lender requirement of 680 Reserves are higher than guideline minimum Borrowers reserves of $34.80 months > lender required reserves of 25 months.  Years on Job Borrower in the same line of work for at least two years.

FSMT00125	a116ce9c-4127-4a35-90e9-8e474244f33e	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/03/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 9.20 months’ reserves  Years in Field Borrower has 20 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $5,719.32 in disposable income

FSMT00146	2592b961-0986-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 44.949%. Due to the improper calculation of net rental income, the actual DTI is 45.04%.		07/17/19: Lender provided updated AUS with approved DTI of 45.05%. Investor granted an exception for the DTI exceeding trade stip max allowable. Final grade will be a B.
Reserves are higher than guideline minimum UW Guides require 28.62 months’ reserves, loan qualified with 36.90 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.99%

FSMT00146	c625e364-673a-426e-9fe9-c31575bf5a11	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker		06/06/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 28.62 months’ reserves, loan qualified with 36.90 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.99%

FSMT00146	e1c386ae-0886-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to DTI exceeding guidelines.		07/17/19: Lender provided an updated AUS with approved DTI of 45.05%. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 28.62 months’ reserves, loan qualified with 36.90 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.99%

FSMT00304	8ec92ac5-128d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing PITI verification for newly refinanced Property #7 and Property #8 on the final application.		06/17/19: Lender provided the PITI verification for newly refinanced Property #7 and Property #8 on the final application. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.96% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.20% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

FSMT00156	b46f5205-da56-4079-8eac-5199e5b74ddd	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/10/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 47.70 months’ reserves Years Self Employed Borrower has 15 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $1,741.38 in disposable income

FSMT00289	8a44ff5e-868c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Tape Discrepancy - Purpose	A HMDA Data Discrepancy has been identified for Loan Purpose. Audit Loan Purpose: Refinance cash-out vs Data Tape: Refinance Rate and Term.		07/02/19: Lender agrees with audit findings for the loan purpose. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 70.70 months’ reserves  Years Self Employed Borrower has 19 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,719.20 in disposable income

FSMT00260	2b1419c6-ff89-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing evidence of new PITI payment for primary residence concurrent purchase transaction (i.e. copy of note, CD, or closing statement). Additional conditions apply.		06/19/2019- Closing CD, Note, and first payment letter provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 10.2 months reserves

FSMT00260	27c5d04a-1744-47e6-b227-5dea4716a945	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		06/08/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 10.2 months reserves

FSMT00260	10290082-92a6-4dd0-9e1c-def7f2a269ba	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or XXX the service provider.		06/08/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum AUS require 6 months reserves, loan qualified with 10.2 months reserves

FSMT00239	84f63163-a287-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	B	B	B	B	B	Credit	General Credit Exception	The Note, Mortgage, AUS and CD's all list a city name of XXXXXXXXX; whereas the Appraisal, insurance and XXXX website verify the correct city name as XXXXXXXXX. Additional conditions may apply.		06/21/19: Lender provided the corrected Note and Mortgage and intent to re-record. A corrected CD and LOE to the Borrower. Loan will be graded a B.
Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 14.40 months’ reserves  Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3,869.22 in disposable income

FSMT00239	dd41fad9-868c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Tape Discrepancy	A HMDA Data Discrepancy has been identified for the Property City. Audit Property City is XXXXXXXXX, vs XXXXXXXXX.		06/21/19: Lender provided the corrected Note and Mortgage and intent to re-record. A corrected CD and LOE to the Borrower. Condition Cleared
Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 14.40 months’ reserves  Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3,869.22 in disposable income

FSMT00269	a5ea222a-27ba-48fe-9029-31a1fc36ea94	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure.		Finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.94% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 779

FSMT00269	2681b976-35cc-4e69-9627-c77890db5159	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. The lender did not include the supplemental property taxes per the tax search. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/19/2019- Audit compliance supports lender exclusion of supplemental taxes reflected on Title report. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.94% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 779

FSMT00269	69660314-4b75-4f5e-83ca-4f0b3cd15a3e	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount for Years 1 - 30 as $X,XXX.XX, the calculated payment amount for Years 1 - 30 is $X,XXX.XX. The lender did not include the supplemental property taxes per the tax search.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/19/2019- Audit compliance supports lender exclusion of supplemental taxes reflected on Title report. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.94% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 779

FSMT00269	8e003d01-0ccf-443a-90b8-7e3dab551c8e	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the supplemental property taxes of $XX.XX per month. (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/19/2019- Audit compliance supports lender exclusion of supplemental taxes reflected on Title report. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.94% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 779

FSMT00319	7a2bdc9a-0099-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of .09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 8.74 months reserves, loan qualified with 53.40 months reserves

FSMT00319	a856f989-7384-4ebf-9888-e07e9ef3c2f2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure. 6/27/2019: This finding is deemed non-material and rated B.		06/28/2019: This finding is deemed non-material with a final grade of a “B”
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of .09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 8.74 months reserves, loan qualified with 53.40 months reserves

FSMT00319	40e0d2c0-99c0-4626-b663-3175dfe19e62	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application
HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Broker Application is dated XX/XX/XXXX. 6/27/2019: This finding is deemed non-material and rated B.
06/28/2019: This finding is deemed non-material with a final grade of a “B”
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of .09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 717 Reserves are higher than guideline minimum UW Guides require 8.74 months reserves, loan qualified with 53.40 months reserves

FSMT00259	1443e341-2986-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. Missing VVOE for the Borrower.		06/14/19: Lender provided the VVOE within 10 days prior to the note for the borrower. Condition cleared.
Reserves are higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 744 DTI is lower than guideline maximum UW Guides require 0  months reserves, loan qualified with 57.80  months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.41%

FSMT00259	6d7a4290-86b9-400a-a4eb-daf75f112e7c	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing VVOE for the Borrower.		06/14/19: Lender provided the VVOE within 10 days prior to the note for the borrower. Condition cleared.
Reserves are higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 744 DTI is lower than guideline maximum UW Guides require 0  months reserves, loan qualified with 57.80  months reserves FICO is higher than guideline minimum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.41%

FSMT00261	7dac360e-a08b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of property taxes for 2nd REO property on final 1003		06/17/19: Lender provided evidence of property taxes for 2nd REO property on final 1003. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.43%  General Comp Factor 1 UW Guides require 11.12 months’ reserves, loan qualified with 40.50 months’ reserves

FSMT00261	9b669d66-628c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence of property taxes for 2nd REO property on final 1003		06/17/19: Lender provided evidence of property taxes for 2nd REO property on final 1003. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.43%  General Comp Factor 1 UW Guides require 11.12 months’ reserves, loan qualified with 40.50 months’ reserves

FSMT00162	801e9e04-b6e9-4248-9a0a-3b2042a1b8fa	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from both the Lender and Broker.		6/10/2019: This finding is deemed non-material and rated a B.
CLTV is lower than guideline maximum Overlay maximum CLTV of 80%, loan qualified with CLTV of 70% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 797 Years Self Employed Borrower has 30 years Self Employed Reserves are higher than guideline minimum AUS require 13 months reserves, loan qualified with 27.70 months reserves

FSMT00267	a8f6ec95-c08a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent year. Signed returns not provided.		06/20/19: Lender provided the signed business and personal returns for the borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6.38 months’ reserves, loan qualified with 31.50 months’ reserves  Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,496.99 in disposable income

FSMT00267	2e8c90c8-c08a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent year;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the most recent year, with all applicable tax schedules.  Signed business returns not provided.
06/20/19: Lender provided the signed business and personal returns for the borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6.38 months’ reserves, loan qualified with 31.50 months’ reserves  Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,496.99 in disposable income

FSMT00267	9ea138a2-c18a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing executed personal and business tax return.		06/20/19: Lender provided the signed business and personal returns for the borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6.38 months’ reserves, loan qualified with 31.50 months’ reserves  Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,496.99 in disposable income

FSMT00308	0cca6ad7-738c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The DU required an executed 4506-T for each borrower. Executed 4506-T for the co-borrower is not provided.
07/03/19: Lender provided the signed 4506T for the co borrower. Condition cleared. 06/19/2019- lender provided signed 4506 on Borrower which was already in file. Request is for executed 4506 on Co Borrower. Condition retained.06/17/2019- Lender provided a copy of an executed W-9 form request for taxpayer identification and certification. The AUS requirement is for the executed 4506 form for the ability to order the borrower's tax return transcripts. Condition retained.

No Mortgage Lates Credit report verifies 44 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 Years in Field Borrower has 20 years in Field

FSMT00308	0a4393c1-738c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for TQM due to missing executed 4506-T for the co-borrower.
07/03/19: Lender provided the signed 4506T for the co borrower. Condition cleared. 06/17/2019- Lender provided a copy of an executed W-9 form request for taxpayer identification and certification. The AUS requirement is for the executed 4506 form for the ability to order the borrower's tax return transcripts. Condition retained.

No Mortgage Lates Credit report verifies 44 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 Years in Field Borrower has 20 years in Field

FSMT00327	bfdaf2e1-3f8c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 30.76%.  Due to the improper calculation of income, the actual DTI is 34.67%. Lender qualified the Borrower using positive income from subject property when appraisal Operating Income results in a net rental loss, Lender did not adjust appraisal Operating Income by 25% vacancy factor. Additionally, Lender rental calculations reflect “Amortization, Casualty Loss/Non-recurring Expenses” were used to calculate rental incomes when XXXX 1040 statement #2 listed on Schedule E was not provided.

07/29/2019- REO#4 is primary and PITI is accounted for in DTI. Condition cleared.(Added 7/22/19 cleared in error) Lender provided updated AUS with DTI of 36.06% reflects updated NRI figures with REO#4 removed. Missing the final Settlement Statement or Closing Disclosure verifying property #4 on the final application was paid off to support the corrected AUS.07/08/2019- Updated AUS with corrected NRI figures provided. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754

FSMT00327	3c454e2d-388c-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying property #4 on the final application was paid off.
07/29/2019- REO#4 is primary and PITI is accounted for in DTI. Matches to updated AUS provided. Condition cleared.07/17/19: Including the PITI in the debt service brings the DTI to 54.30% which exceeds the tolerance and investor overlays. Condition maintained.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754

FSMT00327	30b0c839-928d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified mortgage due to excessive DTI.
07/29/2019- REO#4 is primary and PITI is accounted for in DTI. Condition cleared.07/17/19: Including the PITI in the debt service brings the DTI to 54.30% which exceeds the tolerance and investor overlays. Condition maintained.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754

FSMT00247	0ddb5c3e-1af2-4aa2-8afb-d700f865ca5f	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure		06/04/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 49.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792.

FSMT00247	25d2bf71-e486-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee shows the payee is the Borrower, the Credit Report Fee shows the payee as the Broker, and the Flood Cert Fee and the Tax Service Fee shows the payee as the Lender. The payee listed in Section B of the final Closing Disclosure cannot be the Borrower, the Lender or the Broker. Provide corrected CD and letter of explanation to the Borrower.
06/04/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 49.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.21% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792.

FSMT00163	850e0616-669e-40df-b8a3-636b6eef2678	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/10/2019: This finding is deemed non-material and rated a B.
Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $9157 in disposable income  Years on Job Borrower has been at current job for 19 years FICO is higher than guideline minimum UW Guides require minimum FICO of 680, loan qualified with FICO of 732.

FSMT00238	b88e098e-d87a-40be-99dd-9d3d6b086869	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliate Business Disclosure.		06/07/2019: This finding is deemed non-material with a final grade of a “B”
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 58.33%.

FSMT00238	2d461d29-3887-44e1-ab68-2142eda63d2c	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		06/07/2019: This finding is deemed non-material with a final grade of a “B”
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.67%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 58.33%.

FSMT00276	49b29a1a-4cf2-48c1-83f9-223d7eaeab05	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/07/19: This finding is deemed non-material and rated a B.
LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 74.95% FICO is higher than guideline minimum UW Guides requires minimum FICO of 680, loan qualified with FICO of 773 Years on Job Borrower has been at job for 4 years

FSMT00296	7c0c88a7-4b98-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 815 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.92% Years in Field Borrower has 15 years in Field

FSMT00303	f093a6cd-9a97-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	All pages of the hazard insurance was not provided. Annual premium provided - missing the Dec. page for dates and coverage amount along with the loss pay clause.		06/28/19: Lender provided the hazard insurance declaration showing dates and coverage amounts. Condition cleared.
FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 782 FICO. Reserves are higher than guideline minimum UW Guides require 7.47 months reserves, loan qualified with 18.8 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 24.89% DTI.

FSMT00303	4143e4a3-9a97-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 782 FICO. Reserves are higher than guideline minimum UW Guides require 7.47 months reserves, loan qualified with 18.8 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 45%, loan qualified with a 24.89% DTI.

FSMT00292	9443d065-4998-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 17.90 months reserves DTI is lower than guideline maximum UW Guides maximumn DTI of 45%, loan qualified with DTI of 39.93% FICO is higher than guideline minimum UW Guides require FICO fo 680, loan qualified with FICO of 772

FSMT00151	eb81f871-72f8-43f7-9c51-4157bb4a8111	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		06/10/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 19.50% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 19.50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798

FSMT00426	de7b4155-0fbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW guides require CLTV of 80%, Loan approved with an CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 Disposable Income is higher than guideline minimum UW guides require disposable income of 0 Loan was approved with a Disposable income of $6,548.15

FSMT00307	bc46e174-4798-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Years in Field Borrower has 15 years in field

FSMT00154	5cadc2cc-a384-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	This loan is eligible for limited review. We do not require an HOA cert/questionnaire for limited review. Please see attached is our condo certification. Please review and clear the condition.	06/05/2019-Lender provided limited review form for established Condo. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794

FSMT00154	d14f85d7-3f86-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing condo questionnaire		06/05/2019-Lender provided limited review form for established Condo. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794

FSMT00318	f468bfe5-a096-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase. The loan file is missing terms and conditions of withdrawal from 401k.
															Please see attached term and conditions of withdrawal of 401k	07/03/2019-401k terms and conditions of withdrawal from 401k provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.92%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45.69%.

FSMT00318	d513cc04-4198-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.92%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 45.69%.

FSMT00287	f9064866-3b98-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of  21.33% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require  11.5 months’ reserves, loan qualified with 50.10  months’ reserves

FSMT00310	5a88fd29-1699-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		07/02/19: The lender provided the limited project review certification and no pending litigation per guidelines. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $114,112.40 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

FSMT00310	e96a2082-1599-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		07/08/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $114,112.40 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

FSMT00388	fe5f4f89-b3be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing closing disclosure from refinance of primary residence for cash proceeds for subject purchase.
08/20/2019-I'm confused. where are you seeing refinance proceeds used in this transaction? funds came from bankruptcy settlement as shown on emd evidence. please provide specific details so this can be addressed

08/23/2019-Signed CD verifying cash out. Condition cleared.08/21/19: Lender provided the Note and CD. However, the CD is not signed. Please provide the executed final CD to source the funds used in the subject transaction. Condition maintained.  08/20/2019-Final loan application file page 144 asset account #3 reflects source of funds from cash out proceeds from property in XXXXXXXXXXXX. Lender underwriter approval file page 689 condition 2 under prior to funding section references funds from a refinance transaction in the amount of $XXXXXX.XX. The Note and CD for this transaction to source the funds used in the subject transaction is missing from the loan file. Condition retained.

Reserves are higher than guideline minimum UW Guides required 6 months reserves, loan qualified with 46.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Years in Field Borrower has 8 years in Field

FSMT00388	f08eb84e-06bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides required 6 months reserves, loan qualified with 46.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Years in Field Borrower has 8 years in Field

FSMT00512	4d08c6c4-cbbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for Borrower's primary residence on the final application not provided.		08/21/19: Lender provided evidence of the taxes for the borrower's primary residence. Condition cleared.
FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guide requires 0 months' reserves, loan qualified with 86.70 months' reserves Years in Primary Residence Borrower has resided in primary residence for 9 years

FSMT00512	ea695909-d5be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guide requires 0 months' reserves, loan qualified with 86.70 months' reserves Years in Primary Residence Borrower has resided in primary residence for 9 years

FSMT00512	bf744db0-7f57-46bf-b20e-7450bd75d843	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		08/14/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guide requires 0 months' reserves, loan qualified with 86.70 months' reserves Years in Primary Residence Borrower has resided in primary residence for 9 years

FSMT00512	f7e16fba-d8be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to evidence of property taxes for Borrower's primary residence on the final application not provided.		08/21/19: Lender provided evidence of the taxes for the borrower's primary residence. Condition cleared.
FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guide requires 0 months' reserves, loan qualified with 86.70 months' reserves Years in Primary Residence Borrower has resided in primary residence for 9 years

FSMT00512	d3fadf55-4d1b-4b2e-8de3-43e5117f2049	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal and Credit Report Fees in section B of the final Closing Disclosure are missing the name of the service providers. Service Provider cannot be listed as the broker and must be listed as the 3rd party vendor.  Provide corrected CD and letter of explanation to the Borrower.
08/14/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guide requires FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guide requires 0 months' reserves, loan qualified with 86.70 months' reserves Years in Primary Residence Borrower has resided in primary residence for 9 years

FSMT00423	f068398d-95be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 5.26 months reserves, loan qualified with 27.10 months reserves Years Self Employed Borrower has 35 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  795

FSMT00471	95768be3-09af-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for properties #1 and #2 on the final application not provided.	07/30/2019-Evidence of taxes and insurance for properties #1 and #2
07/31/2019- Tax bill on both properties provided evidencing escrow on mortgage statements is sufficient to cover taxes and insurance.07/30/2019- Lender provided mortgage statements for properties #1 and #2 which reflect escrows. Escrow portion collected on statement does not specify for both taxes and insurance. Provided a document that shows either RE taxes or insurance amount so audit can determine that escrow amount collected is sufficient for both taxes and insurance. Examples of acceptable documents include RE tax bill, HOI dec page, Property detail report with RE taxes amount, current Schedule E reflecting property. Condition retained.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.97% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 18.40 months reserves

FSMT00471	00a37748-9daf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.97% Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 18.40 months reserves

FSMT00398	5d30b928-92b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 13 months reserves, loan qualified with 137.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $12,785.92 in disposable income

FSMT00494	4b11a494-65bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	Mortgage/Deed of Trust in file is missing the Co-Borrower's signature.	08/14/2019-DOT is correct- vesting is XXXX XXXXXXXXXXXXX only. cobwr XXXXXXXXXXX is not on title. Vesting on 1003 and title match.	08/14/2019- Co Borrower not required to sign mortgage on investment property in XX State. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Current Mortgage Payment is lower than previous payment Refinance reduces total monthly payments by $1,241  No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.12% Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $3,082 in disposable income

FSMT00494	9fb6db11-cdbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	File is missing PITIA verification for the Borrowers primary residence which was refinanced simultaneously with the subject transaction.	Payment letter and IED for XXXXXXXXXXXXX Refi	08/14/2019-First payment letter verifying new PITI used in subject loan DTI provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Current Mortgage Payment is lower than previous payment Refinance reduces total monthly payments by $1,241  No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.12% Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $3,082 in disposable income

FSMT00494	3d1a51cf-66bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Current Mortgage Payment is lower than previous payment Refinance reduces total monthly payments by $1,241  No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 55.12% Disposable Income is higher than guideline minimum UW Guides require $00 in disposable income, loan qualified with $3,082 in disposable income

FSMT00493	4193e26e-2ac0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance	Subject is in Flood Zone AE. Flood insurance is required.
08/23/2019-Primary payment statement file page 343 reflects payment of $XXXX.XX. Audit analysis of P&I is $XXXX.XX. Lender provided evidence of RE taxes $XXXX.XX/month. Payment statement on Primary covers PITI. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  9.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.58%

FSMT00493	d6cad3ae-44c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  9.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.58%

FSMT00385	559ae3b7-c9be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  31.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706

FSMT00385	b46f6e50-74e9-4513-8566-20cd93ad31de	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/14/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  31.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706

FSMT00449	b6ee76af-91b3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines	(Added 7/31/2019) Audit DTI of 48.88% matches to lender AUS DTI of 48.88% which exceeds the investor overlay maximum DTI of 45%.		08/7/19: Trade stip allow for loans with DTIs greater than 45%, if AUS approved. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 Dispoable Income, loan qualified with $4015.93

FSMT00449	af9bdb49-ffae-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements for cash to close. The loan file is missing the most recent bank statement. The bank statement in file is expired.		07/31/2019-Assets provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 Dispoable Income, loan qualified with $4015.93

FSMT00449	415fb9f6-ffae-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules for someone who is employed via family. Only one year in file. Tax returns are not signed.		07/31/2019- Tax returns per AUS conditions #17 provided. Cash flow analysis in file. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 Dispoable Income, loan qualified with $4015.93

FSMT00449	c518ac0a-01af-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 Dispoable Income, loan qualified with $4015.93

FSMT00436	e15a97de-c7c2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11390.12 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 424.5 months' reserves

FSMT00436	b07d9df2-089f-442a-a5d3-692513d1a363	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/19/2019: This finding is deemed non-material and rated a B.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11390.12 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 424.5 months' reserves

FSMT00436	edb910a3-cace-41ba-987d-f8e4589d4c3a	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		08/19/2019: This finding is deemed non-material and rated a B.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11390.12 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 424.5 months' reserves

FSMT00490	4ef05c1b-57bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  45.70 months reserves FICO is higher than guideline minimum Borrower qualified with a 778 FICO Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,593.01 in disposable income

FSMT00380	eb28b112-76b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by the AUS was not provided for the borrower.
08/08/19: Lender provided the follow up VOE dated XX/XX/XXXX, which is dated within 10 days of the note. Condition cleared. 08/08/2019- The VVOE provided on the Borrower is dated XX/XX/XXXX. Employment verification is required within 10 days of the Note date XX/XX/XXXX. Condition retained.

Disposable Income is higher than guideline minimum UW Guides required no minimum disposable income, loan qualified with $7,,169 in disposable income   Years on Job Borrower has 6.91 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  9.80 months reserves

FSMT00380	ea977721-76b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides required no minimum disposable income, loan qualified with $7,,169 in disposable income   Years on Job Borrower has 6.91 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  9.80 months reserves

FSMT00433	848f7fef-48c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/HPML	TQM/HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 14 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00433	ad897cf8-4a54-46d1-84c6-6d43bf3761af	Underwriting Complete	TQM/HPML	TQM/HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/19/2019: This finding is deemed non-material and rated a B.
Years on Job Borrower has 14 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00441	cfbc5e51-6bbf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 9.17 months reserves, loan qualified with 72.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with a FICO of 790 Years in Field Borrwer has 38 year in Field

FSMT00441	ce2e4e93-4c66-4b5e-b77e-3791406a112a	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/15/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 9.17 months reserves, loan qualified with 72.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with a FICO of 790 Years in Field Borrwer has 38 year in Field

FSMT00441	800ef710-21ee-4646-9cf6-e65be0e39216	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure		08/15/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 9.17 months reserves, loan qualified with 72.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with a FICO of 790 Years in Field Borrwer has 38 year in Field

FSMT00440	4d2c2ef3-f5bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 108.40 months’ reserves

FSMT00439	fc7b3724-50bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  10.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.87%

FSMT00439	6d5e38f1-77c7-4045-aa51-5f9189029b6a	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/15/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  10.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.87%

FSMT00439	e72b606a-c8d3-46f7-b035-a62c48e0cd37	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/15/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  10.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.87%

FSMT00428	50b2ce69-88b8-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.	Years on Job Borrower has 21 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 24.14%, loan qualified with DTI of 18.84%
FSMT00413	4245e61d-c1bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.51% Years Self Employed Borrower has 8 years Self Employed.

FSMT00378	881e6ce3-57c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 43.80 months’ reserves

FSMT00475	1b2dd11f-8ab8-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months' payment history with no late payments reported Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763

FSMT00475	ab13b582-d5fe-4eb0-8755-9a1a4618e8c1	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/06/2019: This finding is deemed non-material with a final grade of a “B”
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months' payment history with no late payments reported Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763

FSMT00475	be990e2c-240b-479b-a3e1-37f23e401513	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX		08/06/2019: This finding is deemed non-material with a final grade of a “B”
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months' payment history with no late payments reported Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763

FSMT00362	57deea5a-7eb8-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 24 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 39 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 60 months reserves, loan qualified with 68.90 months reserves

FSMT00470	2b652e64-98be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.3 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

FSMT00470	67a3c9df-04f3-49b8-84b4-151b3523074a	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/14/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.3 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789

FSMT00375	1cb9eb9e-16be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum Guides maximum DTI of 45%, loan qualified with DTI of 31.18% FICO is higher than guideline minimum Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum Guides require 6  months reserves, loan qualified with  33.50  months reserves

FSMT00375	e09792e6-1919-4a07-b9eb-ea47d541f953	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/14/2019: This finding is deemed non-material with a final grade of a “B”
DTI is lower than guideline maximum Guides maximum DTI of 45%, loan qualified with DTI of 31.18% FICO is higher than guideline minimum Guides require FICO of 680, loan qualified with FICO of 809 Reserves are higher than guideline minimum Guides require 6  months reserves, loan qualified with  33.50  months reserves

FSMT00508	9bee2a42-f9bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,233.93 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00508	bb68ae96-e4a8-4f99-8ab7-e79d8b051478	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		08/12/19: This exception is deemed non-material, loan will be graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,233.93 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00508	f0237a03-aa9d-4796-bc99-f4fa9c311964	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Certificate Fee and the Tax Service Fee in section B of the Final Closing Disclosure is paid to the Lender and missing the name of the third party service provider. Provide corrected CD and letter of explanation to the Borrower.
08/12/19: This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,233.93 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00508	224b9c1b-35bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The Final Closing Disclosure reflects Title - Chain of Title Guarantee Fee and Title - Financing Statement and the LE dated XX/XX/XXXX reflects Title - Search Fee and Title - Lien Report. The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
08/12/19: This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $7,233.93 in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765

FSMT00348	184ffdcf-6dbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 778.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

FSMT00348	43fc894f-2401-41e4-8a09-3cc003a9950b	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/12/2019: This finding is deemed non-material with a final grade of a B
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 778.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

FSMT00348	a4377446-6cbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee, Credit Report Fee, Flood Certification Fee, Reinspection Fee and Tax Service Fee on Section B of the Final Closing Disclosure is missing the name of the payee. It must list the party ultimately receiving the payment.
08/12/2019: This finding is deemed non-material with a final grade of a B
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 778.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 21.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

FSMT00483	0907c5dd-cdae-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualiied with 27.5 months reserve Current Rate is lower than previous rate Refinance reduces rate from 4.875% to 4.625% Years on Job Borrower has 12.9 years on job

FSMT00483	42ddef53-39e7-48f2-992b-c718099312e9	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualiied with 27.5 months reserve Current Rate is lower than previous rate Refinance reduces rate from 4.875% to 4.625% Years on Job Borrower has 12.9 years on job

FSMT00500	37462abb-c4be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 48.31%. Due to the improper calculation of debts, the actual DTI is 69.10%.
08/22/19: Upon further review, the borrower’s primary residence is a 2 unit property. Audit was deducting $XXXX.XX for the primary housing payment and then also ($XXXX.XX) for net negative rents.  Audit revised the calculations for the borrower’s primary residence: Gross rents $XXXX.XX - $XXXX.XX payment = ($XXXX.XX). REO# 2 on the final 1003, rental income was revised to $XXXX.XX compared to $XXX.XX.  Lender provided a revised AUS with a DTI of 49.30%. Lender updated the subject rental to match audit rental income.  Prior AUS had a DTI of 48.31% a difference of .99%.  The 3% tolerance rule applies to DTI's of 45% or less.  Condition cleared. 08/16/19:  Audit income calculations are as follows:  Total Revolving Debt:  $XXX.XX, Primary housing payment: $XXXX.XX, REO#1:  $XXXX.XX (75%)- $XXXX.XX= ($XX.XX), REO#2: $XXX.XX- XXXX.XX ($XXXX.XX), REO#3: $XXXX.XX- $XXXX.XX ($XXX.XX), REO#4: $XXX.XX- $XXXX.XX ($XXXX.XX), REO#5: $XXX.XX- $XXXX.XX ($XXXX.XX), REO#6: $XXX.XX- XXXX.XX ($XXX.XX) /  Base income:  $XXXXX.XX= 69.10%. Condition maintained.

Years in Field Borrower has 30 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 72 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,638.12 in disposable income

FSMT00500	b3f98c64-c4be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 30 years in Field   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 72 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $6,638.12 in disposable income

FSMT00474	0172fe10-ebbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years Self Employed Borrower has 15 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.69% Reserves are higher than guideline minimum UW Guides require 19 months reserves, loan qualified with 21.70 months reserves

FSMT00410	205b9da5-8cbf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 99 months payment history with no late payments reported Years in Field Borrower has 19 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of  754

FSMT00455	904a2012-04b2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8 months reserves

FSMT00455	e9947e85-e3ba-4d5a-9c6e-3a0f2ac87091	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker and Lender Affiliated Business Disclosure		07/26/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8 months reserves

FSMT00455	d9c2c06f-3270-4582-8125-c73094fa5b30	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Cert and the Tax Service fees in section B of the final Closing Disclosure are missing the name of the service providers. Additionally, the Appraisal and Credit Report in section B of the final Closing Disclosure are paid to the Lender and should be paid to the service provider or XXX the service provider. Provide corrected CD and letter of explanation to the Borrower.
07/26/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8 months reserves

FSMT00346	0fc33c7f-86be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  11.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.66%

FSMT00379	f7e06960-c8b3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 1.65 months reserves, loan qualified with 6.70 months reserves Years in Field Borrower has 9 years in Field   Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,454.28 in disposable income

FSMT00502	0e6e802e-7ec2-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Years in Primary Residence Borrower at primary residence 8 years

FSMT00498	675faf2b-d1be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 18 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770

FSMT00383	a585ba29-a0be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 67.5 months’ reserves, loan qualified with 311 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported

FSMT00458	86a30ccf-48c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 37.30 months’ reserves  CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

FSMT00458	7c915357-7fa1-4446-ac07-3c4c5bd1a963	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/16/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 37.30 months’ reserves  CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

FSMT00473	1103f2c8-aac2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 735 < 742 the minimum credit score required per DU.		08/26/2019- Borrower credit report with 742 score provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00473	79c85db8-aac2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00473	c804688a-07c8-4d79-8c24-647140d9d63e	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and the broker.		08/20/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00473	6ffd1e44-abc2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to insufficient credit score per AUS.		08/26/2019- Borrower credit report with 742 score provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00473	3716c97f-94cb-4306-b9bc-6c4c6dd7fe64	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Verification Paid to 3rd party Fee in section B of the final Closing Disclosure is missing the name of the service provider. Fees payable to Broker must be placed in Section A.  Provide corrected CD and letter of explanation to the Borrower.
08/20/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00473	cadaddad-27f6-455e-bfdc-d107b610f358	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The CD is completed in error for required data under the Loan Disclosures section for the field titled Non-Escrowed Property Costs over Year 1.  CD reflects $XXXX.XX vs. the actual amount of $XXXX.XX.  Provide re-disclosed CD and letter of explanation.
08/26/2019- PCCD dated XX/XX/XXXX with and LOX provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00473	a4495ee1-8be3-4534-8219-1b54a6438c79	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $XX.XX.  No Cure.
08/20/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 8.72 months reserves, loan qualified with 26.10 months reserves   Years Self Employed Borrower has 29 years self employed.   DTI is lower than guideline maximum UW Guides maximum DTI is 43.00%, loan qualified with DTI of  25.39%

FSMT00356	c27b346a-0cbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at or before closing. 4506-T signed at or before closing not provided.		08/16/19: Lender provided the signed 4506T. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $21502 in disposable income  Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 7.25 months reserves, loan qualified with 35.2 months reserves

FSMT00356	38d6c856-40be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $21502 in disposable income  Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 7.25 months reserves, loan qualified with 35.2 months reserves

FSMT00491	2ccd6968-fbbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.40 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 15 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $5,582.24 in disposable income

FSMT00408	33f46d17-a9be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $8,818.54 in disposable income

FSMT00499	9ff0264a-a3be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 15.17 months reserves, loan qualified with 81.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years Self Employed Borrower has 14 years Self Employed

FSMT00511	c6f3600c-84c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808 Years on Job Borrower has 15 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.49%

FSMT00462	eab38874-1fc4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for primary residence on the final application not provided. Statement in file does not confirm if escrowed.
08/23/2019-Primary payment statement file page 343 reflects payment of $XXXX.XX. Audit analysis of P&I is $XXXX.XX. Lender provided evidence of RE taxes $XXX.XXX/month. Payment statement on Primary covers PITI. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.73% Years in Field Borrower has 17 years in Field

FSMT00462	d19e89b1-1ec4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.73% Years in Field Borrower has 17 years in Field

FSMT00489	16b07d90-e0be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 7 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.83%

FSMT00513	c066f596-7ac3-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW guies require reserves for all properties, loan qualified with required reserves plus 5 extra months FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 747 CLTV is lower than guideline maximum UW guides require max 80% CLTV, loan qualified with CLTV of 75%

FSMT00513	f1b1dcd9-1095-4f60-84b3-b14a5dc16263	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/16/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW guies require reserves for all properties, loan qualified with required reserves plus 5 extra months FICO is higher than guideline minimum UW guides require 680 FICO, loan qualified with FICO of 747 CLTV is lower than guideline maximum UW guides require max 80% CLTV, loan qualified with CLTV of 75%

FSMT00359	24a05cf1-75c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.32% Reserves are higher than guideline minimum DU required 7.26 months reserves, loan qualified with 22.4 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.87%

FSMT00359	3a5b9a4c-f734-4223-9fcd-aadaa5695200	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Disclosures for the lender and broker		08/16/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.32% Reserves are higher than guideline minimum DU required 7.26 months reserves, loan qualified with 22.4 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.87%

FSMT00359	3ed6427c-76c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure is missing the name of the actual service provider. The CD reflects the name of the broker, who collected the fee XXX the actual service provider. Provide corrected CD and letter of explanation to the Borrower.
08/16/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.32% Reserves are higher than guideline minimum DU required 7.26 months reserves, loan qualified with 22.4 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.87%

FSMT00359	3352e72d-76c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The initial LE reflects a lender credit in the amount of $XXXX. The lender credit decreased to $0 on the final CD with no indication of a valid COC to account for the $XXXX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/16/2019: This finding is deemed non-material and rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.32% Reserves are higher than guideline minimum DU required 7.26 months reserves, loan qualified with 22.4 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.87%

FSMT00342	97ae0002-96be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.88%

FSMT00342	1519cd36-d836-40c4-a084-dead150003c2	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/14/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.88%

FSMT00430	d1dba7c8-f1bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates Credit report verifies 80 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with  162 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 758

FSMT00393	67679a82-ddbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 7.78 months reserves, loan qualified with  31.5 months reserves Years on Job Borrower has 12 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761

FSMT00425	29ceddfb-88b8-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75 % Years in Field Borrower has 12 years in Field

FSMT00456	75d8e08d-76bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 135 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3287.93 in disposable income

FSMT00456	0178ea8e-9ca2-40b2-bb78-d1c23bdd9168	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lender Affiliated Business Disclosure.		08/14/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 135 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3287.93 in disposable income

FSMT00456	8c255157-7f3d-499d-b46f-4352a24af32b	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
08/14/2019: This finding is deemed non-material and rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 135 months' reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3287.93 in disposable income

FSMT00416	bae3f19c-efae-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		07/29/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Years in Field Borrower has 10 years in Field

FSMT00415	0d1516a3-07be-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 51.11%. FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 823 FICO. Years in Primary Residence Borrower has been at primary residence for 40 years.

FSMT00415	a3c5212d-7509-4e70-ac91-82716f6a6574	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/14/2019: This finding is deemed non-material with a final grade of a “B”
LTV is lower than guideline maximum UW Guides reflect maximum LTV of 80%, loan qualified with LTV of 51.11%. FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 823 FICO. Years in Primary Residence Borrower has been at primary residence for 40 years.

FSMT00481	8188e25a-85b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Flood Certificate	Life of loan Flood Certificate not provided. Certificate in file is illegible.		08/07/2019- Flood Cert provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,300 in disposable income.

FSMT00481	c783b176-90b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.91%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,300 in disposable income.

FSMT00509	1bb763cc-fbbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require  11.74 months’ reserves, loan qualified with 20.30 months’ reserves  Years in Field Borrower has 6 years in Field

FSMT00446	108bad85-b5c2-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower and co-borrower have 18 and 13 years in Field Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $18325 in disposable income  Reserves are higher than guideline minimum UW Guides require 9.14 months reserves, loan qualified with 37.6 months reserves

FSMT00343	5a4d945a-3ebd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 12 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,877.46 in disposable income   Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 49.40 months reserves

FSMT00407	d90ccb24-8ab4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 57 months payment history with no late payments reported General Comp Factor 1 Borrower has 26 years in Field

FSMT00497	6079582e-05b9-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 33.55 % Years in Field Borrower has 18 years in Field

FSMT00504	b4410811-ffbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates No mortgage lates reported on Credit report. Reserves are higher than guideline minimum UW Guides require 9.5 months reserves, loan qualified with 110.4 months reserves Years on Job Borrower has 15 years on the job and the co-borrower has 10 years on the job

FSMT00394	59457d7d-8cbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 58.19 months reserves, loan qualified with 138.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,898.00 in disposable income

FSMT00392	458e0e43-f8bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum Fico is higher than UW guideline requirement, mid Fico 740 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.6 months reserves Years on Job Borrower has 18 years on job.

FSMT00392	f971f481-d824-4f4c-b031-2abe8b079909	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/14/2019: This finding is deemed non-material with a final grade of a “B”
FICO is higher than guideline minimum Fico is higher than UW guideline requirement, mid Fico 740 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.6 months reserves Years on Job Borrower has 18 years on job.

FSMT00487	db1eb9b0-8bbf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 13 months resrves, loan qualified with 127 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, qualified with FICO of  819 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $4,727 disposable income

FSMT00390	af77e3d4-39c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.8 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $11258 in disposable income  Years in Field Borrower and co-borrower have 4 and 6 years in Field

FSMT00405	d9215f8f-65bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 17 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of  747 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 72 months payment history with no late payments reported

FSMT00405	39b2a2fe-2334-4478-9b1a-6bd664daab32	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		08/15/2019: This finding is deemed non-material and rated a B.
Years in Field Borrower has 17 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of  747 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 72 months payment history with no late payments reported

FSMT00405	a96dec72-fdb5-4863-97cb-c88ca5116ced	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/15/2019: This finding is deemed non-material and rated a B.
Years in Field Borrower has 17 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of  747 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 72 months payment history with no late payments reported

FSMT00330	b269c7ff-c2bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS	Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects 4 financed properties vs. the actual of 3.		08/19/2019-Updated AUS provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 7.50 months reserves, loan qualified with 63.10 months reserves Years Self Employed Bororwer has 8 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,488.38 in disposable income

FSMT00330	47680efc-b2bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 7.50 months reserves, loan qualified with 63.10 months reserves Years Self Employed Bororwer has 8 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,488.38 in disposable income

FSMT00353	086bbfa8-a7be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require a minimum FICO Score of 680, loan qualified with a 782 FICO. Reserves are higher than guideline minimum UW Guides require minimum reserves of 9.66 months, loan qualified with a 20.37 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a CLTV of 57.62%.

FSMT00352	8546acfc-fdbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 58.07% CLTV. Reserves are higher than guideline minimum UW Guides require 10.7 months reserves, loan qualified with 23.5 months reserves. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 782 FICO. Years Self Employed Borrower has been self employed for 30 years

FSMT00507	27fa509b-4cc0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 44.23 months reserves, loan qualified with 294.5 months reserves

FSMT00438	b46d32fb-8bb8-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 27 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.30 months reserves Years on Job Borrower has 6 years on job

FSMT00361	f7e79939-b2be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.5 months reserves. CLTV is lower than guideline maximum UW Guides allow a maximum CLTV of 80%, loan qualified with a 65% CLTV. FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 778 FICO.

FSMT00417	db952180-8ab4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Years in Field Borrower has  10 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%

FSMT00358	8bd21595-8cb8-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months' payment history with no late payments reported  Years on Job Borrower has 6 years on job

FSMT00443	d8ce19e5-c2b4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 27 months payment history with no late payments reported Years in Field Borrower has 27 years in Field   Reserves are higher than guideline minimum UW Guides require 14.13 months reserves, loan qualified with 21.20 months reserves

FSMT00477	6ffcb0b7-febd-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 813 FICO  Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 155.40 months reserves

FSMT00477	2b5e11f2-1754-4611-8f11-7b45886f8980	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/13/2019 Finding deemed non-material, loan will be graded a B
Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 813 FICO  Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 155.40 months reserves

FSMT00477	aff27d27-d1d5-4772-bbe7-fd88d5394779	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX		08/14/2019: This finding is deemed non-material with a final grade of a “B”
Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 813 FICO  Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 155.40 months reserves

FSMT00477	d92394bb-5744-4fee-9fad-826628c931ed	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report Fee in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or XXX the service provider. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 20 years on job FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 813 FICO  Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 155.40 months reserves

FSMT00371	aa2c102f-bdbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years Self Employed Borrower has been self-employed 5 years Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 124 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $16283 in disposable income

FSMT00377	bfe20518-1abe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 39 years in the field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.39%

FSMT00472	aee9e7fb-4fc4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
LTV is lower than guideline maximum UW guides require LTV of 80%, loan qualified withLTV of 57.9 Years Self Employed Borrower self empoyed 21 years FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 751

FSMT00365	206579ff-5cc0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

FSMT00332	1651562d-d9be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrowers has 19 years on the job  FICO is higher than guideline minimum UW guidelines require min FICO score at 680 loan was qualified with FICO score of 787 No Mortgage Lates UW guidelines require 0x30 mortgage, loan was qualifed with no lates/ reviewed with 36 months

FSMT00397	3abbe401-f4bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,454.97 in disposable income   Reserves are higher than guideline minimum UW Guides require 8.49 months reserves, loan qualified with 9.90 months reserves

FSMT00351	d77d68fc-7cc2-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  88.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.18%

FSMT00351	34e83236-1723-40bb-8188-e3af95610333	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/15/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 8  months reserves, loan qualified with  88.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.18%

FSMT00495	091560d1-49be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $11,578.45in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 445.7 months' reserves

FSMT00480	1714bf95-64c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  733 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months;credit report  verifies 73 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $8,612.97 in disposable income

FSMT00506	20f22280-1fc0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6.07 months reserves, loan qualified with 62.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800

FSMT00434	4170cd26-28bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 12.50 months reserves, loan qualified with 14.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,194.83 in disposable income   Years Self Employed Borrower has 12 years Self Employed

FSMT00337	8954a4d0-2fc2-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.4 months reserves Disposable Income is higher than guideline minimum UW Guides do not require disposable income, loan qualified with $9,367 in disposable income

FSMT00404	6338e09b-b5be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 172.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 2.65%

FSMT00454	31952b91-47bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require most recent signed and dated personal tax returns with all schedules. Signed returns not provided.
08/15/2019-Lender provided signed page 1 of XXXX personal tax return completing the XXXX tax return file page 180. AUS condition CY file page 91 requires one-year tax returns when business is in existence 5 years. VVOE self employed page 168 shows business was formed XX/XX/XXXX with an update in name for agent for service of process on XX/XX/XXXX. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 303.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 798, loan qualified with FICO of 803 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,266.35 in disposable income

FSMT00454	63c6800d-febd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 303.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 798, loan qualified with FICO of 803 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $2,266.35 in disposable income

FSMT00406	6662ae20-9abe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the primary borrower was not provided.		08/16/2019: Lender provided the missing credit report. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.72% Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  93.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808

FSMT00406	7a43876f-99be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.72% Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with  93.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808

FSMT00496	6cb4d5d3-15be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement or IRS Form 1040 Schedule E for properties #1 and #3 on the final application. Per AUS, either IRS Form 1040 Schedule E or a current lease/rental agreement is necessary to verify all consumer rental income. Additional conditions may apply.
08/26/19: Lender provided the signed 1040 for the borrower including schedule E for properties #1 and #3 on the final application. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 8.79 months reserves, loan qualified with 19.50 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 710 Years in Field Borrower has 15 years in Field

FSMT00496	8502fad6-c4be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 8.79 months reserves, loan qualified with 19.50 months reserves FICO is higher than guideline minimum UW Guides Overlay require FICO of 680, loan qualified with FICO of 710 Years in Field Borrower has 15 years in Field

FSMT00366	7847d037-19c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years in Field Borrower has 15  years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%

FSMT00366	14a908a9-1ac0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years in Field Borrower has 15  years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%

FSMT00366	5d80238d-1ac0-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	The HUD Homeownership Organization Counseling Disclosure is missing a list of at least 10 agencies		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years in Field Borrower has 15  years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%

FSMT00366	7cc5ee7d-3786-467b-b002-f47cdcc388a4	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee, Credit Report Fee, Flood Certificate Fee and Tax Service Fee in section B of the final Closing Disclosure should be paid to the service provider or XXX the service provider. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years in Field Borrower has 15  years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%

FSMT00447	4c90547f-d9be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 10.43% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 725 Disposable Income is higher than guideline minimum UW guides require disposable income of 0 Loan was approved with a Disposable income of $247,592.53

FSMT00399	7f41bbf2-30b5-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70 % Years in Field Borrower has 4 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719

FSMT00419	7713e0cb-38c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower has 20 years on job  Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 120 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 724 FICO

FSMT00395	c78962f9-48c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,053.72 in disposable income.   FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.60%

FSMT00465	05dd447c-23be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum AUS requires 0  months reserves, loan qualified with  18.70 months reserves No Mortgage Lates Credit report  verifies 84 months payment history with no late payments reported Full Documentation The Loan file has full documentation for income and assests.

FSMT00461	ed27956b-17c4-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  344 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 31.82%

FSMT00396	17267a36-82bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  725 Years in Field Borrower has 12 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.89%

FSMT00424	6778e3b4-b8be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The AUS reflects a maximum allowable DTI of 46%. Due to the miscalculation of income, the actual DTI is 46.33%. The lender did not consider the negative Schedule C income as reflected on the tax returns in file.
08/16/2019: Condition clearer verified with XXXXXX guidelines that borrowers secondary SE income does not need to be included when primary W2/wage earner income is used to qualify. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,810.42 in disposable income. Years on Job Borrower has 30 years on Job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788.

FSMT00424	5447dead-b8be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,810.42 in disposable income. Years on Job Borrower has 30 years on Job. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788.

FSMT00429	5b2a3200-aabe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 279.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.96% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796

FSMT00418	7161e5fd-9fbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Years on Job Borrower on job 11 years  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 CLTV is lower than guideline maximum UW Guides maximum CLTV of  80%, loan qualified with CLTV of 22.86%

FSMT00409	997a7be1-eebd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 744. Years in Field Borrower has 10 years in Field. LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.33%.

FSMT00402	4d78633e-e5bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 49.00%. Due to the improper calculation of debts, the actual DTI is 50.62%.		08/16/2019: Lender provided the updated liabilities LOE for borrower 3 auto lease and LOC for borrower and borrower 2. Condition cleared.
Reserves are higher than guideline minimum AUS Guides require 0  months reserves, loan qualified with  1.70 months reserves Years in Field Borrower has 20 years in Field   Disposable Income is higher than guideline minimum AUS Guides require $0.00 in disposable income, loan qualified with $3,897.10 in disposable income

FSMT00402	419c8605-e4bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	AUS Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing for Borrower 2 and Borrower 3.		08/16/2019: Lender provided the missing VVOE for borrowers 2 and 3. Condition cleared.
Reserves are higher than guideline minimum AUS Guides require 0  months reserves, loan qualified with  1.70 months reserves Years in Field Borrower has 20 years in Field   Disposable Income is higher than guideline minimum AUS Guides require $0.00 in disposable income, loan qualified with $3,897.10 in disposable income

FSMT00402	78cff6a3-e5bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum AUS Guides require 0  months reserves, loan qualified with  1.70 months reserves Years in Field Borrower has 20 years in Field   Disposable Income is higher than guideline minimum AUS Guides require $0.00 in disposable income, loan qualified with $3,897.10 in disposable income

FSMT00355	b13d22ea-98be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.83% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

FSMT00382	8f9314c4-20be-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years in Primary Residence Borrower has resided in subject for 6 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 172 months reserves

FSMT00488	8e9a0071-44c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum DU required 6 months’ reserves, loan qualified with 16.6 months’ reserves  Years on Job Borrower has 13 years on job

FSMT00374	f46cfacc-a8bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 Years in Field Borrower has  11 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  75%

FSMT00452	bede93bc-71bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Asset Documentation
AUS guidelines require 2 consecutive months' bank statements.  The loan file is missing bank statement from XX/XX/XXXX for asset account # 2 and bank statement from XX/XX/XXXX - XX/XX/XXXX for asset account # 4 on the final 1003. Additional conditions may apply
08/19/2019- 2 months bank statements provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 751 FICO. Years in Field Borrower has been in same job field for 14 years.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.5 months reserves

FSMT00452	bbb04573-6fbd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	File is missing PITIA verification for the Borrowers primary residence		08/15/2019- Mortgage statement verifying PITI on primary residence. Condition cleared.
FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 751 FICO. Years in Field Borrower has been in same job field for 14 years.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.5 months reserves

FSMT00452	6dfcb0b7-febd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 751 FICO. Years in Field Borrower has been in same job field for 14 years.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.5 months reserves

FSMT00452	584ee248-70bd-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Property	Cleared	A	A	A	A	A	Property	Inconsistencies on Appraisal Report	Appraisal page 1 reflects county as XXXXXXX, plat map on appraisal reflects county as XXXX. Corrected page 1 to appraisal to be provided. Additional conditions may apply.		08/26/19: Lender provided a corrected appraisal showing the county as XXXX. Condition cleared.
FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 751 FICO. Years in Field Borrower has been in same job field for 14 years.  Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.5 months reserves

FSMT00467	401c88a4-4dc3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.80% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738

FSMT00336	d369f877-87c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.78% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  79.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761

FSMT00368	d2a0c3c6-30c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments  Years in Field Borrower has 4 years in Field

FSMT00479	d95144f0-5ebf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 97.60 months reserves Years on Job Borrower has 10.08 years on job, Co-Borrower has 12.17 years on job  DTI is lower than guideline maximum UW Guides require 680 FICO, loan qualified with 718 FICO

FSMT00479	dbe8c011-66bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 97.60 months reserves Years on Job Borrower has 10.08 years on job, Co-Borrower has 12.17 years on job  DTI is lower than guideline maximum UW Guides require 680 FICO, loan qualified with 718 FICO

FSMT00479	b89af56f-2053-447f-b248-e47de15ab331	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee, Flood Certificate Fee and Tax Service Fee in section B of the final Closing Disclosure should be paid to the service provider or XXX the service provider. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 97.60 months reserves Years on Job Borrower has 10.08 years on job, Co-Borrower has 12.17 years on job  DTI is lower than guideline maximum UW Guides require 680 FICO, loan qualified with 718 FICO

FSMT00350	4f1eb080-b6bc-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file reflects a no cash out refinance transaction, per the final CD the borrower received a cash out amount of $XXXXXXX.XX. Additional conditions may apply.
08/16/2019: Lender provided the updated AUS. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 40.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualified with FICO of 770

FSMT00350	822be316-bdbe-e911-abc7-f4e9d4a75a52	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition is for informational purposes only. Due diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 40.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualified with FICO of 770

FSMT00350	1c8b28fa-0794-4b6b-b88c-86e2a84877d4	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		08/14/2019: This finding is deemed non-material with a final grade of a “B”
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 40.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualified with FICO of 770

FSMT00350	b6d7fab5-b968-449f-9bae-59f448bb1b10	Underwriting Complete	TQM/Non-HPML	TQM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to loan was submitted and approved with the incorrect loan purpose of rate and term vs. a cash out transaction.		08/16/2019: Lender provided the updated AUS. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 40.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.57% FICO is higher than guideline minimum UW guidelines require min FICO of 680, loan qualified with FICO of 770

FSMT00510	1db7b960-85c2-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 11.25 months reserves, loan qualified with 270.6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.59%

FSMT00360	ecf7fdcc-4ec3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves Years on Job Borrower has 5 years on job

FSMT00360	48697903-5b65-4af5-a7be-fce38fec7e6d	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker and the Lender.		08/20/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves Years on Job Borrower has 5 years on job

FSMT00360	a57f44ee-38c3-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the service provider. Service Provider cannot be listed as the broker and must be listed as the 3rd party vendor.  Provide corrected CD and letter of explanation to the Borrower.
08/20/2019: This finding is deemed non-material and rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves Years on Job Borrower has 5 years on job

FSMT00445	1b8dd7de-73bf-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/15/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.58%

FSMT00501	2935c72d-45c0-e911-abc7-f4e9d4a75a52	Underwriting Complete	Not Covered/Exempt	Not Covered/Exempt	Credit	Cleared	A	A	A	A	A	Credit	Document Deficiency - Other	Loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete.		08/22/2019 - HMDA Data tape provided and HMDA Comparison was completed. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of  774 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Years Self Employed Borrower has 28 years Self Employed